UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23232

HARTFORD FUNDS MASTER FUND

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Global Impact Fund

Annual Report

October 31, 2018

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Hartford Global Impact Fund’s Annual Report, covering the period from November 1, 2017 through October 31, 2018.

Market Review

Despite a volatile year, during the 12 months ended October 31, 2018, U.S. stocks, as measured by the S&P 500 Index,1 saw positive returns. During this period, the S&P 500 Index had a 7.35% return.

As of the end of September 2018, there were more than 35 days in 2018 when the S&P 500 Index closed 1% higher or lower than the previous day, which is more than triple the number of 1% swings experienced in all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have all contributed to the return of market volatility.

Throughout 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases. At the end of October 2018, short-term rates ranged from 2% to 2.25%. At the time of this writing, expectations were for a continued gradual increase through the end of this calendar year and into next. Central banks overseas are also beginning to unwind their accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. For example, protectionist U.S. trade policies have sparked concern and uncertainty among some investors.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

The views expressed in the Fund’s Manager Discussion contained in the Fund Overview section are views of the Global Impact Master Portfolio’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Global Impact Fund

Fund Overview

October 31, 2018

Inception 2/28/2017 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	Since Inception[1]
Class A2	-1.69%	8.35%
Class A3	-7.10%	4.74%
Class C2	-2.25%	7.64%
Class C3	-3.20%	7.64%
Class I2	-1.34%	8.75%
Class R3[2]	-1.54%	8.45%
Class R4[2]	-1.58%	8.48%
Class R5[2]	-1.40%	8.65%
Class R6[2]	-1.23%	8.81%
Class Y2	-1.31%	8.71%
Class F2	-1.18%	8.79%
MSCI ACWI Index (Net)	-0.52%	7.44%

[1]	Inception: 2/28/17
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	5.13%	1.21%
Class C	5.88%	1.96%
Class I	4.66%	0.91%
Class R3	5.35%	1.43%
Class R4	5.05%	1.13%
Class R5	4.75%	0.83%
Class R6	4.64%	0.71%
Class Y	4.69%	0.77%
Class F	4.64%	0.71%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Expenses shown include the expenses of the Fund and its allocated share of the Global Impact Master Portfolio (“Master Portfolio”) in which the Fund invests. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

2

Hartford Global Impact Fund

Fund Overview – (continued)

October 31, 2018

Master Portfolio’s Portfolio Managers

Eric M. Rice, PhD

Managing Director and Multi-Asset Portfolio Manager

Wellington Management Company LLP

R. Patrick Kent, CFA, CMT

Managing Director and Multi-Asset Portfolio Manager

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Global Impact Fund1 returned -1.69%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the MSCI All Country World (ACWI) Index (Net), which returned -0.52% for the same period. However, for the same period, Class A shares of the Fund outperformed the -2.50% average return of the Lipper Global Small-/Mid-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities, as measured by the MSCI ACWI Index, ended flat for the trailing twelve month period. Political concerns dominated headlines globally in late 2017, while economic data across most major economies remained largely positive. Oil hit a two-year high following an extended Organization of the Petroleum Exporting Countries (OPEC) supply-cut agreement through the end of 2018.

During the first quarter of 2018, there was a sharp correction in global markets and a large spike in volatility that were triggered by concerns about escalating inflation risks in the United States (U.S.). Fears of a global trade war further unsettled financial markets after U.S. President Donald Trump imposed stiff tariffs on steel and aluminum and announced plans to implement tariffs on Chinese imports, while also enacting tighter restrictions on acquisitions and technology transfers.

Trade concerns escalated in the second quarter of 2018, as President Trump threatened tariffs on European autos in response to the European Union’s (EU’s) retaliatory tariffs on U.S. products. The U.S. also imposed additional levies on Chinese goods, and China vowed retaliatory tariffs. On the monetary front, strong U.S. economic data gave the Federal Reserve (Fed) confidence to raise interest rates in June and signal the potential for two additional increases later this year.

Global markets stabilized in the third quarter of 2018 due to robust US economic data, while political uncertainty and trade concerns weighed on some regions. US-China trade relations remained volatile: U.S. tariffs on approximately U.S. $200 billion of Chinese imports took effect in September, and China promptly retaliated with tariffs on about U.S. $60 billion of U.S. exports. Emerging markets (EM) volatility spiked after Turkey’s financial crisis rattled global markets, but receded at the end of the third quarter of 2018.

Global equities declined sharply during the month of October. Widespread volatility engulfed global financial markets, as disappointing economic data in the Eurozone, heightened political uncertainties in Europe, softer third-quarter corporate earnings guidance from a number of U.S. companies, and concerns about the macroeconomic implications from the U.S.-China trade tensions contributed to market turmoil.

Only four of the eleven sectors in the MSCI ACWI Index (Net) posted positive returns during the period. The Healthcare (+8%) and Energy (+5%) sectors rose the most, while the Materials (-8%) and Communication Services (-7%) sectors lagged the most during the period.

Security selection in the Information Technology, Financials, and Utilities sectors were the primary drivers of underperformance relative to the MSCI ACWI Index (Net). This was partially offset by strong stock selection in the Healthcare and Real Estate sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to performance relative to the MSCI ACWI Index (Net), primarily due to an underweight to the Financials sector and an overweight to the Healthcare sector. On the other hand, an overweight to the Communication Services sector and not holding Energy equities detracted from relative returns over the period. On a regional basis, security selection in Emerging Markets was the primary detractor from benchmark-relative performance, which was partially offset by stronger selection in North America, which contributed.

Top detractors from absolute and relative performance included Vakrangee (Information Technology), Kroton Educacional (Consumer Discretionary), and Indiabulls Housing (Financials). Share prices of Vakrangee, an India-based last-mile service financial provider with over 44,000 outlets across the country, came under significant pressure during the first quarter of 2018 following allegations of stock manipulation in a local news story in Mumbai. The Securities and Exchange Board of India (SEBI), the Indian regulator, investigated and found no wrongdoing. Despite no evidence of wrongdoing, the stock has not recovered. The stock price of Kroton Educacional, a Brazil-based education company focused primarily on post-secondary students, fell as the Brazilian education sector has faced regulatory and macroeconomic challenges. In our view, Kroton continues to have a strong business model and experienced management team. Indiabulls Housing, an India-based housing finance company providing long-term housing loans, also detracted from performance for the period. Recent concerns over rising rates and general liquidity in commercial paper markets have weighed heavily on the stock. Yet, the company’s capital position and its AAA rating help its competitive position in the recent market disruption.

Top contributors to absolute and relative performance included Square (Information Technology), Katitas (Real Estate), and Zoetis (Healthcare). The share price of Square Inc., a U.S.-based cloud based point-of-service payment solution for small businesses, rose over the period as it reported favorable earnings reports. The company also announced higher guidance figures supported by the acquisition of Weebly and the

3

Hartford Global Impact Fund

Fund Overview – (continued)

October 31, 2018

new option to buy and sell bitcoin through its app. Katitas, a Japanese home refurbishment company, saw the price of its stock surge after its Initial Public Offering (IPO) in late 2017. The company “recycles” older single family homes, making them available at very affordable prices, about half the price of new homes. The government also incentivizes the purchases of such homes by waiving all or most of the 8% value-added tax (VAT) on the sale, further increasing Katitas’ value proposition. Share prices of Zoetis, a maker of animal health medicines and vaccines, rose over the period as the company reported solid earnings reports with both the companion animal and production animal products having seen ample growth.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

Although the sell-off in EM continues to be a challenge to performance in the short term, we are looking for opportunities amidst the volatility. We believe India will continue to develop and that China will persist in overcoming the environmental challenges it has accrued along with the economic growth of the past two decades. We believe that these are long term structural trends that will be in place for years to come and will create exciting long-term opportunities. We are looking to take advantage of the recent turbulence to establish positions in the companies we believe will drive positive social and environmental change at attractive prices.

Due to the Fund’s focus on impact companies and sustainability, the Fund has natural underweights in certain sectors, such as Financials, Traditional Energy, and Consumer Staples, and overweights to sectors such as Utilities, Information Technology, and Industrials. Within the Fund’s impact themes, the Fund’s largest absolute weights were in resource efficiency and alternative energy companies at the end of the period. On a regional basis, we ended the period most overweight to Emerging Markets and most underweight North America.

[1]

The Fund seeks to achieve its objective by investing all of its assets in shares of the Global Impact Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategy as the Fund. References herein to the “Fund” include, where applicable, the Master Portfolio.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small-cap securities can have greater risks and volatility than large-cap securities. •Investing in companies that seek to address major social and environmental challenges may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. •By investing in cash and money market investments, the Fund may lose the benefit of market upswings. • The Fund invests in a master portfolio so it is subject to master-feeder structure risk. Other feeder funds may invest in the master portfolio. A large-scale redemption by another feeder fund may increase the proportionate share of the costs of the master portfolio borne by the remaining feeder fund shareholders, including the Fund.

The Fund invests all of its assets in the Global Impact Master Portfolio, the investment breakdown of which is shown below.

Composition by Country in the Master Portfolio(1)

as of October 31, 2018

Country	Percentage of Net Assets
Australia	2.0%
Bangladesh	3.3
Brazil	8.4
Canada	1.2
China	3.0
Denmark	2.0
France	4.0
Germany	1.2
Hong Kong	2.4
India	6.4
Israel	1.4
Japan	2.1
Kenya	2.8
Luxembourg	3.9
Morocco	1.6
Netherlands	6.5
South Korea	1.7
Spain	1.2
Switzerland	2.1
United Kingdom	5.9
United States	36.3
Short-Term Investments	4.4
Other Assets & Liabilities	(3.8)

Total	100.0%

(1)

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector in the Master Portfolio(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.6%
Consumer Discretionary	9.9
Consumer Staples	2.8
Financials	6.1
Health Care	16.0
Industrials	16.0
Information Technology	21.2
Materials	1.4
Real Estate	4.4
Utilities	14.0

Total	99.4%

Short-Term Investments	4.4
Other Assets & Liabilities	(3.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Global Impact Fund

Expense Example (Unaudited)

Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of May 1, 2018 through October 31, 2018. To the extent the Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of the Fund are equal to the class’s annualized expense ratio multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Annualized expense ratio
Hartford Global Impact Fund(1)
Class A	$1,000.00	$935.10	$9.12	$1,000.00	$1,015.78	$9.50	1.87%
Class C	$1,000.00	$933.40	$10.96	$1,000.00	$1,013.86	$11.42	2.25%
Class I	$1,000.00	$936.40	$5.81	$1,000.00	$1,019.21	$6.06	1.19%
Class R3	$1,000.00	$935.30	$7.66	$1,000.00	$1,017.29	$7.98	1.57%
Class R4	$1,000.00	$935.80	$8.29	$1,000.00	$1,016.64	$8.64	1.70%
Class R5	$1,000.00	$936.10	$6.88	$1,000.00	$1,018.10	$7.17	1.41%
Class R6	$1,000.00	$937.00	$6.10	$1,000.00	$1,018.90	$6.36	1.25%
Class Y	$1,000.00	$936.90	$3.32	$1,000.00	$1,021.78	$3.47	0.68%
Class F	$1,000.00	$937.00	$7.08	$1,000.00	$1,017.90	$7.38	1.45%

(1)	Includes the Fund’s allocated share of the Master Portfolio’s expenses.

5

Hartford Global Impact Fund

Statement of Assets and Liabilities

October 31, 2018

Hartford Global Impact Fund
Assets:
Investment in the Master Portfolio, at market value	$29,485,300
Receivables:
Fund shares sold	34,000
Other assets	55,674

Total assets	29,574,974

Liabilities:
Payables:
Fund shares redeemed	267,168
Transfer agent fees	406
Accounting services fees	1,019
Fund administration fees	1,698
Distribution fees	27
Accrued audit fees	22,899
Accrued expenses	1,413

Total liabilities	294,630

Net assets	$29,280,344

Summary of Net Assets:
Capital stock and paid-in-capital	$28,874,888
Distributable earnings	405,456

Net assets	$29,280,344

Shares authorized	225,000,000

Par value	$0.0010

Class A: Net asset value per share	$11.10

Maximum offering price per share	$11.75

Shares outstanding	41,028

Net Assets	$455,317

Class C: Net asset value per share	$10.93

Shares outstanding	3,630

Net Assets	$39,693

Class I: Net asset value per share	$11.05

Shares outstanding	234,189

Net Assets	$2,588,116

Class R3: Net asset value per share	$10.98

Shares outstanding	1,043

Net Assets	$11,456

Class R4: Net asset value per share	$11.08

Shares outstanding	2,093

Net Assets	$23,194

Class R5: Net asset value per share	$11.00

Shares outstanding	1,045

Net Assets	$11,492

Class R6: Net asset value per share	$11.01

Shares outstanding	1,046

Net Assets	$11,513

Class Y: Net asset value per share	$10.99

Shares outstanding	2,022

Net Assets	$22,225

Class F: Net asset value per share	$11.16

Shares outstanding	2,340,761

Net Assets	$26,117,338

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Impact Fund

Statement of Operations

For the Year Ended October 31, 2018

Hartford Global Impact Fund
Investment Income:
Dividends allocated from Master Portfolio	$568,631
Interest allocated from Master Portfolio	2,358
Securities lending allocated from Master Portfolio	40,117
Less: Foreign tax withheld allocated from Master Portfolio	(52,929)
Expenses allocated from Master Portfolio	(317,714)

Total investment income allocated from Master Portfolio	240,463

Expenses:
Administrative services fees
Class R3	25
Class R4	33
Class R5	11
Transfer agent fees
Class A	677
Class C	68
Class I	537
Class R3	2
Class R4	4
Class R5	2
Class R6	—
Class Y	11
Class F	25
Distribution fees
Class A	758
Class C	283
Class R3	62
Class R4	55
Custodian fees	8,127
Registration and filing fees	146,014
Accounting services fees	12,001
Fund administration fees	19,998
Audit fees	27,400
Other expenses	36,017

Total expenses (before waivers and fees paid indirectly)	252,110

Expense waivers	(343,121)
Distribution fee reimbursements	(205)

Total waivers and fees paid indirectly	(343,326)

Total expenses (reimbursements), net	(91,216)

Net Investment Income (Loss)	331,679

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments allocated from Master Portfolio	3,232,887
Less: Foreign taxes paid on realized capital gains	(59,757)
Net realized gain (loss) on foreign currency contracts allocated from Master Portfolio	71,320
Net realized gain (loss) on other foreign currency transactions allocated from Master Portfolio	(11,434)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	3,233,016

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments allocated from Master Portfolio	(4,030,946)
Net unrealized appreciation (depreciation) of foreign currency contracts allocated from Master Portfolio	(73,206)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies allocated from Master Portfolio	(1,035)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(4,105,187)

Net Gain (Loss) on Investments and Foreign Currency Transactions	(872,171)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(540,492)

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Impact Fund

Statement of Changes in Net Assets

	Hartford Global Impact Fund
	For the Year Ended October 31, 2018	For the Period Ended October 31, 2017(1)
Operations:
Net investment income (loss)	$331,679	$92,390
Net realized gain (loss) on investments and foreign currency transactions	3,233,016	777,510
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(4,105,187)	974,158

Net Increase (Decrease) in Net Assets Resulting from Operations	(540,492)	1,844,058

Distributions to Shareholders(2)
Class A	(5,706)	—
Class C	(574)	—
Class I	(50,126)	—
Class R3	(501)	—
Class R4	(686)	—
Class R5	(529)	—
Class R6	(538)	—
Class Y	(540)	—
Class F	(838,910)	—

Total distributions	(898,110)	—

Capital Share Transactions:
Sold	2,493,524	26,441,087
Issued on reinvestment of distributions	887,281	—
Redeemed	(546,952)	(400,052)

Net increase from capital share transactions	2,833,853	26,041,035

Net Increase (Decrease) in Net Assets	1,395,251	27,885,093

Net Assets:
Beginning of period	27,885,093	—

End of period	$29,280,344	$27,885,093

(1)	Commenced operations on February 28, 2017.
(2)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose the Fund’s undistributed net investment income within the Fund’s Statement of Changes in Net Assets. The presentation within the Fund’s Statement of Changes in Net Assets for the period ended October 31, 2017 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(5)
Hartford Global Impact Fund
For the Year Ended October 31, 2018
A	$11.63	$0.09	$(0.27)	$(0.18)	$—	$(0.35)	$(0.35)	$11.10	(1.69)%		$455	2.35%		1.20%		0.78%		79%
C	11.57	0.03	(0.27)	(0.24)	(0.05)	(0.35)	(0.40)	10.93	(2.25)		40	3.12		1.64		0.28		79
I	11.66	0.13	(0.26)	(0.13)	(0.13)	(0.35)	(0.48)	11.05	(1.34)		2,588	1.91		0.79		1.12		79
R3	11.63	0.10	(0.25)	(0.15)	(0.15)	(0.35)	(0.50)	10.98	(1.54)		11	2.60		0.98		0.85		79
R4	11.64	0.10	(0.26)	(0.16)	(0.05)	(0.35)	(0.40)	11.08	(1.58)		23	2.30		1.03		0.88		79
R5	11.65	0.12	(0.25)	(0.13)	(0.17)	(0.35)	(0.52)	11.00	(1.40)		11	1.99		0.85		1.00		79
R6	11.66	0.13	(0.25)	(0.12)	(0.18)	(0.35)	(0.53)	11.01	(1.23)		12	1.88		0.74		1.10		79
Y	11.65	0.14	(0.27)	(0.13)	(0.18)	(0.35)	(0.53)	10.99	(1.31)		22	1.93		0.79		1.15		79
F	11.66	0.13	(0.26)	(0.13)	(0.02)	(0.35)	(0.37)	11.16	(1.26)		26,117	1.88		0.74		1.10		79

For the Period Ended October 31, 2017(6)
A	$10.00	$0.06	$1.57	$1.63	$—	$—	$—	$11.63	16.30	%(7)	$140	5.13	%(8)	1.19	%(8)	0.76	%(8)	50%
C	10.00	0.01	1.56	1.57	—	—	—	11.57	15.70	(7)	16	5.94	(8)	2.00	(8)	0.11	(8)	50
I	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(7)	1,214	4.76	(8)	0.86	(8)	1.26	(8)	50
R3	10.00	0.07	1.56	1.63	—	—	—	11.63	16.30	(7)	12	5.54	(8)	1.22	(8)	0.93	(8)	50
R4	10.00	0.07	1.57	1.64	—	—	—	11.64	16.40	(7)	12	5.24	(8)	1.12	(8)	1.01	(8)	50
R5	10.00	0.09	1.56	1.65	—	—	—	11.65	16.50	(7)	12	4.94	(8)	0.95	(8)	1.19	(8)	50
R6	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(7)	12	4.84	(8)	0.85	(8)	1.29	(8)	50
Y	10.00	0.12	1.53	1.65	—	—	—	11.65	16.50	(7)	12	4.79	(8)	0.90	(8)	1.63	(8)	50
F	10.00	0.10	1.56	1.66	—	—	—	11.66	16.50	(7)	26,456	4.74	(8)	0.85	(8)	1.28	(8)	50

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(5)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(6)	Commenced operations on February 28, 2017.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact Fund

Notes to Financial Statements

October 31, 2018

1.	Organization:

Hartford Global Impact Fund (the “Fund”) is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty series as of October 31, 2018.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of October 31, 2018, the Fund owned approximately 84.5% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. The performance of the Fund is affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The assets of the Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

The Fund has registered for sale Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. As of October 31, 2018, Class T shares have not commenced operations. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation – An investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Master Portfolio’s Schedule of Investments.

b)

Determination of Net Asset Value – The per share net asset value (“NAV”) of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

c)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(b)). The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

10

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

October 31, 2018

d)

Disclosure Update and Simplification – Per the SEC Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose the Fund’s undistributed net investment income within the Fund’s Statement of Changes in Net Assets. The presentation within the Fund’s Statement of Changes in Net Assets for the period ended October 31, 2017 has been modified accordingly.

Below is the characterization of the Fund distributions for the period ended October 31, 2017 as previously disclosed in the Statement of Changes in Net Assets within the October 31, 2017 Annual Report:

Fund	Undistributed Net Investment Income
Hartford Global Impact Fund	$59,698

3.	Principal Risks:

Because the Fund invests in the Master Portfolio, the Fund is subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in the Master Portfolio. As shareholders of the Master Portfolio, feeder funds, including the Fund, vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership of the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder fund shareholders, including the Fund. The risks described below are some of the risks that the Fund is exposed to through its investment in the Master Portfolio.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

4.	Federal Income Taxes:

a)

The Fund intends to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders. The Fund intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the year ended October 31, 2018 and period ended October 31, 2017 are as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended October 31, 2018	For the Period Ended October 31, 2017
Fund	Ordinary Income	Ordinary Income
Hartford Global Impact Fund	$898,110	$—

11

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

October 31, 2018

As of October 31, 2018, the components of distributable earnings (deficit) for the Fund on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Hartford Global Impact Fund	$3,749,161	$(3,343,705)	$405,456

d)

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration of capital loss carryforwards and utilization or write-off of net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2018, the Funds recorded reclassifications to increase (decrease) the accounts listed below:

Fund	Capital Stock and Paid-in-Capital	Distributable Earnings
Hartford Global Impact Fund	$—	$—

e)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation. The Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2018.

f)

Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, management reviews the Fund’s tax positions for all open tax years. As of October 31, 2018, management had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. The Fund files U.S. tax returns. Although the statute of limitations for examining the Fund’s U.S. tax returns remains open for 3 years, no examination is currently in progress. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.

5.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager. The Company, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Wellington Management Company LLP (“Wellington Management”) serves as the Master Portfolio’s sub-adviser and performs daily investment of the assets for the Master Portfolio.

The Fund has a management fee rate of 0% so long as the Fund invests all (or substantially all) of its assets in the Master Portfolio under a master-feeder structure, pursuant to the Investment Management Agreement. If, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio, the Fund’s management fee rate would be as follows:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

The Master Portfolio pays a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

12

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

October 31, 2018

From November 1, 2017 through February 28, 2018, the management fee set forth in the investment management agreement with respect to the Fund if, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio was as follows:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

From November 1, 2017 through February 28, 2018, the Master Portfolio paid a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)

Accounting Services Agreement – HFMC provides the Hartford Global Impact Fund with accounting services pursuant to a fund accounting agreement by and between The Hartford Mutual Funds, Inc., on behalf of the Hartford Global Impact Fund, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Hartford Global Impact Fund pays HFMC a flat fee of $52,000 per year. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Hartford Global Impact Fund.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within the Fund. As of October 31, 2018, HFMC contractually limited the total operating expenses of the Fund (including expenses allocated from the Master Portfolio) (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2019, as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.75%	0.69%

From November 1, 2017 through February 28, 2018, HFMC contractually limited the total operating expenses of the Fund (including expenses allocated from the Master Portfolio), exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.25%	2.00%	1.00%	1.55%	1.25%	0.95%	0.85%	0.90%	0.85%

d)

Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended October 31, 2018, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.20%	1.64%	0.79%	0.98%	1.03%	0.85%	0.74%	0.79%	0.74%

e)

Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. For the year ended October 31, 2018, HFD received front-end sales charges and contingent deferred sales charges for the Fund as follows:

Fund	Front-end Sales Charge	Contingent Deferred Sales Charge
Hartford Global Impact Fund	$48	$—	*

*	Amount is less than $1.

13

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

October 31, 2018

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of the Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of October 31, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, the Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, the Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. The Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2018, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds complex. For the year ended October 31, 2018, the portion of CCO Compensation allocated to the Fund was $55 and is included within the “Expenses allocated from Master Portfolio” in the Fund’s Statement of Operations.

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. The Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of the Fund plus target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin. HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statement of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class R6	0.004%*
Class F	0.004%*

*	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class R6 and Class F was equal to 0.00% of average daily net assets.

For the year ended October 31, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	0.22%	0.24%	0.03%	0.02%	0.02%	0.02%	0.00%	0.05%	0.00%

Administrative services fees for third-party recordkeeping services were payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees were accrued daily and paid monthly.

14

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

October 31, 2018

6.	Affiliate Holdings:

As of October 31, 2018, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	3%	28%	21%	100%	49%	100%	100%	52%	50%

Percentage of Fund:

Fund	Class A		Class C		Class I	Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Hartford Global Impact Fund	0	%*	0	%*	2%	0	%*	0	%*	0	%*	0	%*	0	%*	45%

*	Percentage rounds to zero.

7.	Security Transactions and Income Recognition:

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses.

8.	Capital Share Transactions:

The following information is for the year ended October 31, 2018, and the period ended October 31, 2017:

	For the Year Ended October 31, 2018		For the Period Ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Hartford Global Impact Fund
Class A
Shares Sold	28,492	$344,557	12,082	$133,398
Shares Issued for Reinvested Dividends	490	5,706	—	—
Shares Redeemed	(35)	(407)	(1)	(10)

Net Increase (Decrease)	28,947	349,856	12,081	133,388

Class C
Shares Sold	2,436	$29,170	1,380	$14,010
Shares Issued for Reinvested Dividends	50	575	—	—
Shares Redeemed	(235)	(2,620)	(1)	(10)

Net Increase (Decrease)	2,251	27,125	1,379	14,000

Class I
Shares Sold	173,161	$2,095,956	111,880	$1,163,260
Shares Issued for Reinvested Dividends	4,283	50,126	—	—
Shares Redeemed	(47,420)	(543,925)	(7,715)	(84,613)

Net Increase (Decrease)	130,024	1,602,157	104,165	1,078,647

Class R3
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	43	501	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	43	501	1,000	10,000

15

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Period Ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Hartford Global Impact Fund – (continued)
Class R4
Shares Sold	1,034	$12,216	1,001	$10,010
Shares Issued for Reinvested Dividends	59	686	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	1,093	12,902	1,000	10,000

Class R5
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	45	528	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	45	528	1,000	10,000

Class R6
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	46	538	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	46	538	1,000	10,000

Class Y
Shares Sold	976	$11,625	30,558	$310,010
Shares Issued for Reinvested Dividends	46	540	—	—
Shares Redeemed	—	—	(29,558)	(315,379)

Net Increase (Decrease)	1,022	12,165	1,000	(5,369)

Class F
Shares Sold	—	$—	2,269,934	$24,780,369
Shares Issued for Reinvested Dividends	70,827	828,081	—	—

Net Increase (Decrease)	70,827	828,081	2,269,934	24,780,369

Total Net Increase (Decrease)	234,298	$2,833,853	2,392,559	$26,041,035

(1)	Commenced operations on February 28, 2017.

9.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08[1] (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is available here, and becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

16

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

October 31, 2018

11.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require disclosure in this financial statement.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of

Hartford Global Impact Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Hartford Global Impact Fund (the “Fund”) (one of the funds constituting The Hartford Mutual Funds, Inc. (the “Company”)), as of October 31, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended October 31, 2018 and the period from February 28, 2017 (commencement of operations) through October 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Hartford Mutual Funds, Inc.) at October 31, 2018, the results of its operations for the year then ended, and changes in its net assets and its financial highlights for the year ended October 31, 2018 and the period from February 28, 2017 (commencement of operations) through October 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Hartford investment companies since 2002.

Philadelphia, Pennsylvania

December 28, 2018

18

Hartford Global Impact Fund

Directors and Officers (Unaudited)

The Hartford Mutual Funds, Inc. (the “Company”) is governed by a Board of Directors (the “Directors”). The following tables present certain information regarding the Directors and officers of the Company as of October 31, 2018. For more information regarding the Directors and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-888-843-7824.

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
NON-INTERESTED DIRECTORS

HILARY E. ACKERMANN (1956)	Director	Since 2014	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Vistra Energy Corporation, formerly known as Dynegy, Inc. (an independent power company) since October 2012 and as a Director of Credit Suisse Holdings (USA), Inc. since January 2017.	83	None

ROBIN C. BEERY (1967)	Director	Since 2017	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	83	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

LYNN S. BIRDSONG (1946)	Director	Since 2003	Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (since September 2014), Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (since 2016), and Aberdeen Alpha Fund (since December 2017). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.	83	None

CHRISTINE R. DETRICK (1958)	Director	Since 2016	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014. Previously, she was a director of Forest City Realty Trust (a real estate company) from November 2014 to March 2018, a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014, and a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	83	None

DUANE E. HILL (1945)	Director	Since 2001	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	83	None

19

Hartford Global Impact Fund

Directors and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

WILLIAM P. JOHNSTON (1944)	Director and Chairman of the Board	Director since 2005 and Chairman of the Board since 2015	In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served until June 2013. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. and served until July 2018. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director until August 2010. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.	83	None

PHILLIP O. PETERSON (1944)	Director	Since 2002	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. From February 2007 to February 2018, Mr. Peterson served as a member of the Board of Trustees of the William Blair Funds. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	83	None

LEMMA W. SENBET (1946)	Director	Since 2005	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance, and previously was the Founding Director, Center for Financial Policy, in the Robert H. Smith School of Business at the University of Maryland. He was chair of the Finance Department Robert H. Smith School of Business at the University of Maryland from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.	83	None

DAVID SUNG (1953)	Director	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is an Independent Director of seven investment funds, including two closed-end registered investment companies, sponsored by Ironwood Capital Management. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	83	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

20

Hartford Global Impact Fund

Directors and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
OFFICERS AND INTERESTED DIRECTORS

JAMES E. DAVEY(4) (1964)	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2010; Director since 2012	Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager, and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board, and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”), and Director, Chairman, President, and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Manager, Chairman of the Board, and President of Lattice Strategies LLC (since July 2016). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.	83	None

ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2015	Mr. Decker serves as Chief Compliance Officer and AML Compliance Officer of HASCO (since April 2015) and Vice President of HASCO (since April 2018). Mr. Decker serves as AML Officer of HFD (since May 2015). Mr. Decker also serves as Vice President of HFMG (since April 2018). Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A

AMY N. FURLONG (1979)	Vice President and Treasurer	Since 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016	Mr. Garger serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG (since 2013). Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC (since July 2016). Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A

ALBERT Y. LEE (1979)	Vice President and Assistant Treasurer	Since 2017	Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President of HFMG (since July 2016). Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lee served as Managing Director and Chief Operating Officer, Lattice Strategies LLC (2009-2016); Chief Operating Officer at Avicenna Capital Management (2007-2009); and Chief Financial Officer at Steeple Capital LP (2005-2007).	N/A	N/A

THEODORE J. LUCAS (1966)	Vice President	Since 2017	Mr. Lucas serves as Executive Vice President of HFMG (since July 2016) and as Executive Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lucas served as Managing Partner of Lattice Strategies LLC (2003 to 2016).	N/A	N/A

21

Hartford Global Impact Fund

Directors and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

JOSEPH G. MELCHER (1973)	Vice President and Chief Compliance Officer	Since 2013	Mr. Melcher serves as President (since April 2018), Chief Executive Officer (since April 2018) and Executive Vice President (since December 2013) of HFD. He also serves as Executive Vice President of HFMG and HASCO (since December 2013). Mr. Melcher also serves as Executive Vice President (since December 2013) and Chief Compliance Officer (since December 2012) of HFMC. Mr. Melcher also serves as Executive Vice President and Chief Compliance Officer ofLattice Strategies, LLC (since July 2016). Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

VERNON J. MEYER (1964)	Vice President	Since 2006	Mr. Meyer serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG (since 2013). Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

ALICE A. PELLEGRINO (1960)	Vice President	Since 2016	Ms. Pellegrino serves as Vice President of HFMG (since December 2013). Ms. Pellegrino also serves as Vice President and Assistant Secretary of Lattice Strategies LLC (since June 2017). Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017	Mr. Phillips currently serves as Vice President (since February 2017) and Assistant Secretary (since June 2017) for HFMG. Mr. Phillips is a Senior Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014-2016. Prior to that, Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

LAURA S. QUADE (1969)	Vice President	Since 2012	Ms. Quade currently serves as Vice President of HASCO and is the Head of Operations of HASCO. Ms. Quade also serves as Vice President of HFD and HFMG (since December 2013). From February 2018 to May 14, 2018, Ms. Quade served as Treasurer of the Company. Formerly, Ms. Quade served as Director, Enterprise Operations of Hartford Life Insurance Company from April 2012 through December 2013. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Quade joined The Hartford in 2001.	N/A	N/A

(1)	The address for each officer and Director is c/o Hartford Funds 690 Lee Road, Wayne, PA 19087.
(2)

Each Director holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Director turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

(3)

The portfolios of the “Fund Complex” are series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund, Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Funds NextShares Trust.

(4)	“Interested person,” as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, HFMC, HFD or affiliated companies.

22

Hartford Global Impact Fund

Approval of Investment Management Agreement (Unaudited)

The Hartford Mutual Funds, Inc.

Hartford Global Impact Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory agreement. At its meeting held on August 7-8, 2018, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”), including each of the Independent Directors, unanimously voted to approve the continuation of an investment management agreement (the “Management Agreement”) by and between HMF, on behalf of the Hartford Global Impact Fund (the “Fund”), and Hartford Funds Management Company, LLC (“HFMC” or the “Adviser”).

In the months preceding the August 7-8, 2018 meeting, the Board requested and reviewed written responses from the Adviser to questions posed to the Adviser on behalf of the Independent Directors and supporting materials relating to those questions and responses. The information provided and presentations made to the Board included information with respect to both the Fund and the Global Impact Master Portfolio (the “Master Portfolio”), a series of Hartford Funds Master Fund. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Management Agreement with respect to the Fund, which included information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the Management Agreement that was presented at the Board’s meetings held on June 19-20, 2018 and August 7-8, 2018. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Adviser and its affiliates. The Board also considered the materials and in-person presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 19-20, 2018 and August 7-8, 2018 concerning the Management Agreement. In evaluating the Management Agreement, the Board noted that the Fund operates under a “master-feeder” structure whereby, as a feeder fund that invests all of its assets in the Master Portfolio, the Fund has the same investment objective and policies as the Master Portfolio. The Board also considered that Hartford Global Impact NextShares Fund (the “NextShares Fund”), a series of the Hartford Funds NextShares Trust, also serves as a feeder fund that invests all of its assets in the Master Portfolio. The Board considered that HFMC serves as investment adviser to each of the Fund, the NextShares Fund, and the Master Portfolio and that Wellington Management Company LLP serves as the investment sub-adviser to the Master Portfolio.

The Independent Directors, advised by independent legal counsel, engaged service providers to assist them with evaluating the Management Agreement with respect to the Fund. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, transfer agency and other non-management fees, overall expense ratios and investment performance compared to those of comparable mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consultant (the “Consultant”) to assist them in evaluating the Fund’s management fees, transfer agency and other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability methodologies utilized by HFMC in connection with the continuation of the Management Agreement.

In determining whether to continue the Management Agreement for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Management Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Management Agreement. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Management Agreement and, throughout the evaluation process, the Board was assisted by counsel for the Fund. The Independent Directors were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Management Agreement is provided below.

Nature, Extent and Quality of Services Provided by the Adviser

The Board requested and considered information concerning the nature, extent and quality of the services provided to the Fund by the Adviser. The Board considered, among other things, the terms of the Management Agreement and the range of services provided by the Adviser. The Board considered that, because of the master-feeder structure, the portfolio management services provided by the Adviser to the Fund are generally limited to selecting the Master Portfolio, investing the Fund’s assets in the Master Portfolio, and monitoring the Master Portfolio’s performance as an investment for the Fund. The Board considered the Adviser’s professional personnel who provide services to the Fund, including the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford Funds”). In addition, the Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Hartford Funds. The Board also considered the possibility that, at some point in the future, the Adviser may recommend the withdrawal of the Fund from the master-feeder structure and the management of the Fund’s assets directly or through a sub-adviser.

The Board also requested and evaluated information concerning the Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about the Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief

23

Hartford Global Impact Fund

Approval of Investment Management Agreement (Unaudited) – (continued)

Compliance Officer about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance issues raised by regulators. The Board also noted the Adviser’s support of the Fund’s compliance control structure and, in particular, the resources devoted by the Adviser in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, as well as the efforts of the Adviser to combat cybersecurity risks and invest in business continuity planning.

With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Fund, including oversight of fund operations and service providers, and the provision of administrative services. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of the Fund’s portfolio management team, and oversight of the Hartford Funds’ portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or investment strategies of the Hartford Funds when warranted. The Board also considered HFMC’s day-to-day oversight of the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Master Portfolio’s investments and those of other funds or accounts managed by the Master Portfolio’s portfolio management personnel.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford Funds in recent years. The Board considered that HFMC is responsible for providing the Fund’s officers.

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds, including, with respect to certain share classes, the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds in the family, and the ability to combine holdings in the Fund with holdings in other funds to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford Funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring new funds to expand these opportunities for shareholders.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC.

Performance of the Fund

The Board considered the investment performance of the Fund and noted that the performance of the Fund is based on the performance of the Master Portfolio. The Board reviewed the performance of the Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Adviser concerning Fund performance, as well as information from Broadridge comparing the investment performance of the Fund to an appropriate universe of peer funds. For details regarding the Fund’s performance, see Performance and Expense Factors below.

The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the Management Agreement. These reports included, among other things, information on the Fund’s gross returns and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group (if available), various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Adviser’s cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year and specifically with respect to the approval of the Management Agreement. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s overall capabilities to manage the Fund.

Costs of the Services and Profitability of the Adviser

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and the Master Portfolio and HFMC’s profitability, both overall and for the Fund and the Master Portfolio, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and the Master Portfolio and all aspects of their relationship with the Fund and the Master Portfolio, including information regarding profitability trends over time. In connection with these considerations, the Board took account of the fact that the Fund does not directly pay a management fee with respect to any period in which the only investment security held by the Fund is that of the Master Portfolio, and that, as a result, as long as the Fund continues to invest solely in the Master Portfolio under a master-feeder structure, investors in the Fund would incur a single fee for management services provided by HFMC to the Fund and the Master Portfolio (such management fee structure is hereinafter referred to as the “Single Management Fee Structure”). The Board noted that to the extent the Fund were to no longer invest all of its assets in the Master Portfolio, the Fund would pay HFMC a management fee in accordance with the advisory fee schedule presented at the meeting.

The Board considered the Consultant’s review of the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement and the investment management agreement for the Master Portfolio, including a description of the

24

Hartford Global Impact Fund

Approval of Investment Management Agreement (Unaudited) – (continued)

methodology used to allocate certain expenses. The Board noted the Consultant’s view that HFMC’s process for calculating and reporting Fund profitability is reasonable and consistent with the process previously reviewed by the Consultant. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and consistent with common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Adviser and its affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services Provided by the Adviser

The Board considered the comparative information that had been provided at meetings on June 19-20, 2018 and August 7-8, 2018 with respect to the services rendered to and the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board noted that the Fund bears its share of the fees and expenses of the Master Portfolio, including the Master Portfolio’s management fees. The Board also noted that the advisory fee schedule for the Master Portfolio is identical to that of the Fund, except that the Fund would not directly pay a management fee to HFMC for any period in which the Fund only holds securities issued by the Master Portfolio. The Board also reviewed information from Broadridge comparing the Fund’s contractual management fees and actual management fees under the Single Management Fee Structure and the Fund’s overall expense ratios relative to an appropriate group of funds selected by Broadridge, in consultation with the Consultant. For details regarding the Fund’s expenses, see Performance and Expense Factors below.

While the Board recognized that comparisons between the Fund and its peer funds may be imprecise given the different service levels and characteristics of mutual funds and the different business models and cost structures of the Adviser, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s fees and total operating expenses.

The Board noted that HFMC had no other clients with investment strategies similar to those of the Fund.

Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for the Fund, which would reduce fee rates as the Fund’s assets grow over time during any period in which the Fund directly paid a management fee to HFMC. The Board noted that growth in the NextShares Fund’s assets and corresponding improvement in the Master Portfolio’s economies of scale may reduce the fees and expenses of the Fund. The Board also considered the Single Management Fee Structure and reviewed the breakpoints in the management fee schedule for the Master Portfolio, which would reduce certain expenses of the Fund as the Master Portfolio’s assets grow over time. The Board recognized that if the Master Portfolio has assets beyond the highest breakpoint level, it will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses, which has resulted in benefits being realized by shareholders as assets within the Hartford Funds have grown over time, including through lower operating expenses.

The Board reviewed and evaluated materials from Broadridge and the Consultant showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Broadridge, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective management fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in the Fund’s assets and the appropriateness of additional breakpoints or other methods to share benefits from economies of scale.

Other Benefits

The Board considered other benefits to the Adviser and its affiliates from their relationships with the Fund.

The Board noted that HFMC receives fees for fund accounting and related services from the Fund, and the Board considered information on profits to HFMC for such services. The Board also considered that the Fund pays a transfer agency fee to Hartford Administrative Services Company

25

Hartford Global Impact Fund

Approval of Investment Management Agreement (Unaudited) – (continued)

(“HASCO”), an affiliate of HFMC, based on a fee structure approved by the Board at its August 2017 meeting and implemented at the commencement of the fiscal year on November 1, 2017. The Board noted that, under this fee structure, the Fund pays HASCO a fee equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF, on behalf of the Fund, The Hartford Mutual Funds II, Inc. and HASCO. The Board reviewed information about the profitability to HASCO of the Fund’s transfer agency function. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Fund was fair and reasonable based on publicly available information. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. As principal underwriter, HFD receives distribution and service fees from the Fund and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares.

Performance and Expense Factors

For purposes of the discussion below, Fund performance is referred to as “in line with” the Fund’s benchmark where its gross performance was 0.5% above or below the benchmark return.

•

The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy.

•

The Board noted that the Fund’s contractual management fee, its actual management fee and its total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group. The Board took account of the Single Management Fee Structure and noted that the advisory fee schedule for the Master Portfolio is identical to that of the Fund, except that the Fund would not directly pay a management fee to HFMC for any period in which the Fund only holds securities issued by the Master Portfolio. In considering the Fund’s expenses, the Board noted that the management fees were reduced for the Fund and the Master Portfolio in 2018. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.19%, which resulted in HFMC reimbursing the Fund for certain expenses.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Management Agreement for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

26

Global Impact Master Portfolio

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Australia - 2.0%
53,886	SEEK Ltd.	$684,621

	Bangladesh - 3.3%
258,265	GrameenPhone Ltd.	1,169,467

	Brazil - 8.4%
75,239	Hapvida Participacoes e Investimentos S.A.*(1)	515,139
214,075	Kroton Educacional S.A.	656,922
239,474	MRV Engenharia e Participacoes S.A.	813,369
34,557	Pagseguro Digital Ltd. Class A*	932,693

		2,918,123

	Canada - 1.2%
15,121	Brookfield Renewable Partners L.P.(2)	412,125

	China - 3.0%
2,555,162	Huaneng Renewables Corp. Ltd. Class H	657,634
46,663	Sunny Optical Technology Group Co., Ltd.	407,409

		1,065,043

	Denmark - 2.0%
10,945	Vestas Wind Systems A/S	686,365

	France - 4.0%
13,619	Nexity S.A.	651,273
24,436	Suez	352,472
20,434	Veolia Environnement S.A.	407,239

		1,410,984

	Germany - 1.2%
3,877	LEG Immobilien AG	423,791

	Hong Kong - 2.4%
1,082,431	Canvest Environmental Protection Group Co., Ltd.	575,589
286,438	China Water Affairs Group Ltd.	259,236

		834,825

	India - 6.4%
44,733	Bharat Financial Inclusion Ltd.*	531,513
77,367	Indiabulls Housing Finance Ltd.	872,626
46,975	Shriram Transport Finance Co., Ltd.	742,006
247,976	Vakrangee Ltd.	87,191

		2,233,336

	Israel - 1.4%
24,294	Teva Pharmaceutical Industries Ltd.	485,232

	Japan - 2.1%
3,084	Eisai Co., Ltd.	256,836
20,385	Katitas Co., Ltd.	494,447

		751,283

	Kenya - 2.8%
4,283,115	Safaricom plc	971,482

	Luxembourg - 3.9%
1,623	Eurofins Scientific SE	817,899
9,447	Millicom International Cellular S.A.	533,115

		1,351,014

	Morocco - 1.6%
125,550	PureCircle Ltd.*	545,625

	Netherlands - 6.5%
18,811	Basic-Fit N.V.*(1)	541,601
15,553	Corbion N.V.	472,258
14,868	Koninklijke Philips N.V.	554,515
28,304	Signify N.V.(1)	697,255

		2,265,629

	South Korea - 1.7%
2,799	Samsung SDI Co., Ltd.	582,092

	Spain - 1.2%
5,127	Acciona S.A.	432,469

Shares or Principal Amount		Market Value†
Common Stocks - 99.4% - (continued)
	Switzerland - 2.1%
12,311	Landis+Gyr Group AG*(2)	$746,778

	United Kingdom - 5.9%
21,693	Genus plc	612,891
9,927	Hikma Pharmaceuticals plc	240,779
28,939	Smith & Nephew plc	470,399
129,874	Sophos Group plc(1)	727,326

		2,051,395

	United States - 36.3%
17,445	Advanced Drainage Systems, Inc.	484,796
2,553	athenahealth, Inc.*	325,610
21,332	Avangrid, Inc.	1,002,817
5,839	Clean Harbors, Inc.*	397,285
46,162	Covanta Holding Corp.	678,120
17,265	First Solar, Inc.*	721,677
13,155	Instructure, Inc.*	491,208
16,866	Invitae Corp.*	239,328
16,367	Itron, Inc.*	853,375
25,813	Johnson Controls International plc	825,242
69,780	Laureate Education, Inc. Class A*	1,039,024
41,960	Nuance Communications, Inc.*	729,684
42,115	Pattern Energy Group, Inc. Class A	754,701
8,033	Rapid7, Inc.*	291,116
15,027	Sprouts Farmers Market, Inc.*	404,076
2,913	Square, Inc. Class A*	213,960
8,145	Stratasys Ltd.*	155,244
1,479	Teladoc Health, Inc.*	102,554
1,287	Tesla, Inc.*	434,131
5,256	Ubiquiti Networks, Inc.(2)	489,281
5,380	Watts Water Technologies, Inc. Class A	376,869
11,217	Xylem, Inc.	735,611
10,245	Zoetis, Inc.	923,587

		12,669,296

	Total Common Stocks (cost $38,506,629)	$34,690,975

	Total Long-Term Investments (cost $38,506,629)	$34,690,975

Short-Term Investments - 4.4%
	Other Investment Pools & Funds - 0.5%
164,280	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(3)	164,280

	Securities Lending Collateral - 3.9%
67,623	Citibank NA DDCA, 2.19%, 11/1/2018(3)	67,623
523,665	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(3)	523,665
153,908	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(3)	153,908
373,592	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(3)	373,592
71,491	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(3)	71,491
162,181	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(3)	162,181

		1,352,460

	Total Short-Term Investments (cost $1,516,740)	$1,516,740

Total Investments (cost $40,023,369)	103.8%	$36,207,715
Other Assets and Liabilities	(3.8)%	(1,312,073)

Total Net Assets	100.0%	$34,895,642

27

Global Impact Master Portfolio

Schedule of Investments – (continued)

October 31, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Master Portfolio may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $2,481,321, representing 7.1% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at October 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,365,000	BRL	367,162	USD	GSC	11/05/18	$—	$(628)
7,280,000	BRL	1,974,238	USD	SCB	11/05/18	—	(19,388)
367,163	USD	1,365,000	BRL	SCB	11/05/18	628	—
362,309	USD	1,365,000	BRL	GSC	11/05/18	—	(4,226)
369,987	USD	1,430,000	BRL	SCB	11/05/18	—	(14,001)
378,113	USD	1,465,000	BRL	SCB	11/05/18	—	(15,273)
378,740	USD	1,500,000	BRL	SCB	11/05/18	—	(24,045)
379,005	USD	1,520,000	BRL	SCB	11/05/18	—	(29,150)
1,969,217	USD	7,280,000	BRL	SCB	12/04/18	19,449	—

Total						$20,077	$(106,711)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
SCB	Standard Chartered Bank

Currency Abbreviations:
BRL	Brazilian Real
USD	United States Dollar

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

The accompanying notes are an integral part of these financial statements.

28

Global Impact Master Portfolio

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Portfolio’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$684,621	$—	$684,621	$—
Bangladesh	1,169,467	1,169,467	—	—
Brazil	2,918,123	2,918,123	—	—
Canada	412,125	412,125	—	—
China	1,065,043	—	1,065,043	—
Denmark	686,365	—	686,365	—
France	1,410,984	—	1,410,984	—
Germany	423,791	—	423,791	—
Hong Kong	834,825	575,589	259,236	—
India	2,233,336	87,191	2,146,145	—
Israel	485,232	—	485,232	—
Japan	751,283	—	751,283	—
Kenya	971,482	—	971,482	—
Luxembourg	1,351,014	—	1,351,014	—
Morocco	545,625	545,625	—	—
Netherlands	2,265,629	—	2,265,629	—
South Korea	582,092	—	582,092	—
Spain	432,469	—	432,469	—
Switzerland	746,778	—	746,778	—
United Kingdom	2,051,395	—	2,051,395	—
United States	12,669,296	12,669,296	—	—
Short-Term Investments	1,516,740	1,516,740	—	—
Foreign Currency Contracts(2)	20,077	—	20,077	—

Total	$36,227,792	$19,894,156	$16,333,636	$—

Liabilities
Foreign Currency Contracts(2)	$(106,711)	$—	$(106,711)	$—

Total	$(106,711)	$—	$(106,711)	$—

(1)	For the period ended October 31, 2018, there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

29

Global Impact Master Portfolio

Statement of Assets and Liabilities

October 31, 2018

Global Impact Master Portfolio
Assets:
Investments in securities, at market value(1)	$36,207,715
Foreign currency	69,627
Unrealized appreciation on foreign currency contracts	20,077
Receivables:
Investment securities sold	300,625
Dividends and interest	54,455
Securities lending income	4,808

Total assets	36,657,307

Liabilities:
Unrealized depreciation on foreign currency contracts	106,711
Obligation to return securities lending collateral	1,352,460
Payables:
Investment securities purchased	247,791
Investment management fees	18,780
Accounting services fees	545
Board of Trustees’ fees	146
Accrued expenses	35,232

Total liabilities	1,761,665

Net assets	$34,895,642

Cost of investments	$40,023,369
Cost of foreign currency	$69,660
(1) Includes Investment in securities on loan, at market value	$1,314,852

The accompanying notes are an integral part of these financial statements.

30

Global Impact Master Portfolio

Statement of Operations

For the Year Ended October 31, 2018

Global Impact Master Portfolio
Investment Income:
Dividends	$667,304
Interest	2,764
Securities lending	47,375
Less: Foreign tax withheld	(62,450)

Total investment income, net	654,993

Expenses:
Investment management fees	231,717
Custodian fees	13,558
Accounting services fees	6,318
Trustees expenses	994
Audit fees	40,210
Other expenses	78,037

Total expenses (before waivers)	370,834

Commission recapture	(121)

Total waivers and fees paid indirectly	(121)

Total expenses, net	370,713

Net Investment Income (Loss)	284,280

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	3,769,005
Less: Foreign taxes paid on realized capital gains	(67,127)
Net realized gain (loss) on foreign currency contracts	84,405
Net realized gain (loss) on other foreign currency transactions	(13,989)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	3,772,294

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(4,798,273)
Net unrealized appreciation (depreciation) of foreign currency contracts	(86,634)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(1,079)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(4,885,986)

Net Gain (Loss) on Investments and Foreign Currency Transactions	(1,113,692)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(829,412)

The accompanying notes are an integral part of these financial statements.

31

Global Impact Master Portfolio

Statement of Changes in Net Assets

	Global Impact Master Portfolio
	For the Year Ended October 31, 2018	For the Period Ended October 31, 2017(1)
Operations:
Net investment income (loss)	$284,280	$32,611
Net realized gain (loss) on investments and foreign currency transactions	3,772,294	784,026
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(4,885,986)	983,049

Net Increase (Decrease) in Net Assets Resulting from Operations	(829,412)	1,799,686

Capital Transactions:
Contributions	8,572,529	26,374,938
Withdrawals	(731,250)	(290,849)

Net increase from capital share transactions	7,841,279	26,084,089

Net Increase (Decrease) in Net Assets	7,011,867	27,883,775

Net Assets:
Beginning of period	27,883,775	—

End of period	$34,895,642	$27,883,775

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

32

Global Impact Master Portfolio

Financial Highlights

— Ratios and Supplemental Data —
Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(1)		Ratio of Expenses to Average Net Assets After Adjustments(1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Global Impact Master Portfolio
For the Year Ended October 31, 2018
(1.60)%		$34,896	1.06%		1.06%		0.81%		79%

For the Period Ended October 31, 2017(2)
15.21	%(3)	$27,884	1.73	%(4)	1.73	%(4)	0.46	%(4)	50%

(1)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(2)	Commenced operations on February 28, 2017.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

33

Global Impact Master Portfolio

Notes to Financial Statements

October 31, 2018

1.	Organization:

Global Impact Master Portfolio (the “Master Portfolio”), a series of the Hartford Funds Master Fund (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on October 25, 2016. The offering of the Master Portfolio’s shares are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Beneficial interests in the Master Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Master Portfolio may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act. For ease of reference, the terms, “interests” and “interestholders,” may be referred to as “shares” and “shareholders,” respectively, in this report.

The Master Portfolio is a diversified open-end management investment company and applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Master Portfolio operates as a “Master Fund” in a master/feeder structure which enables the feeder funds to pool their assets with other investors in the Master Portfolio, if any.

As of October 31, 2018, the Master Portfolio has affiliated funds, Hartford Global Impact Fund and Hartford Global Impact NextShares Fund (collectively, the “Feeder Funds”), with a significant ownership percentage of the Master Portfolio’s net assets. Investment activities of the Feeder Funds could have a material impact on the Master Portfolio. As of October 31, 2018, the Hartford Global Impact Fund and Hartford Global Impact NextShares Fund owned approximately 84.5% and 15.5%, respectively, of the Master Portfolio.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Master Portfolio used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation and Fair Value Measurements – All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. For purposes of calculating the net asset value (“NAV”) of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause its NAV to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio.

Fixed income investments (other than short-term obligations) held by the Master Portfolio are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

34

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedure to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Master Portfolio’s Schedule of Investments.

b)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

35

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Master Portfolio will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

The Master Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Master Portfolio.

c)

Taxes – The Master Portfolio may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Master Portfolio invests. The Master Portfolio may also be subject to taxes withheld on foreign dividends from securities in which the Master Portfolio invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statement of Operations as a reduction to net realized gain on investments in these securities, if applicable.

d)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Master Portfolio does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Master Portfolio may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)

Master Portfolio Share Valuation – Orders for the Master Portfolio’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Master Portfolio’s shares is determined as of the close of business on each business day of the Exchange (See Note 2(a)). The NAV is determined by dividing the Master Portfolio’s net assets by the number of shares outstanding.

Orders for the purchase of the Master Portfolio’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Master Portfolio is not open for business, are priced at the next determined NAV.

3.	Securities and Other Investments:

a)

Restricted Securities – The Master Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Master Portfolio’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Master Portfolio may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Master Portfolio’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)

Foreign Currency Contracts – The Master Portfolio may enter into foreign currency contracts that obligate the Master Portfolio to purchase or sell currencies at specified future dates. Foreign currency contracts may be used to hedge the currency exposure associated with some or all of the Master Portfolio’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Master Portfolio as an unrealized gain or loss. The Master Portfolio will record a realized gain or loss when the foreign currency contract is settled.

36

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Master Portfolio, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of October 31, 2018.

b)	Additional Derivative Instrument Information:

Global Impact Master Portfolio

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$20,077	$—	$—	$—	$—	$20,077

Total	$—	$20,077	$—	$—	$—	$—	$20,077

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$106,711	$—	$—	$—	$—	$106,711

Total	$—	$106,711	$—	$—	$—	$—	$106,711

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$84,405	$—	$—	$—	$—	$84,405

Total	$—	$84,405	$—	$—	$—	$—	$84,405

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(86,634)	$—	$—	$—	$—	$(86,634)

Total	$—	$(86,634)	$—	$—	$—	$—	$(86,634)

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$1,462,158
Foreign Currency Contracts Sold at Contract Amount	$1,952,973

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Master Portfolio’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Master Portfolio, or liabilities or payment obligations of the clearing brokers to the Master Portfolio, against any liabilities or payment obligations of the Master Portfolio to the clearing brokers. The Master Portfolio is required to deposit financial collateral (including cash collateral) at the Master Portfolio’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

37

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

The following tables present the Master Portfolio’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Master Portfolio as of October 31, 2018:

Global Impact Master Portfolio

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$20,077	$(106,711)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	20,077	(106,711)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$20,077	$(106,711)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Standard Chartered Bank	$20,077	$(20,077)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(4,854)	$—	$—	$—	$(4,854)
Standard Chartered Bank	(101,857)	20,077	—	—	(81,780)

Total	$(106,711)	$20,077	$—	$—	$(86,634)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

The Master Portfolio’s investments expose it to various types of risks associated with financial instruments and the markets. The Master Portfolio may be exposed to the risks described below. The Master Portfolio’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of the funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

6.	Federal Income Taxes:

The Master Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

38

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

Any income, realized and unrealized gain or loss is deemed to pass down to the feeder funds and other investors in the Master Portfolio, if any, daily.

As of October 31, 2018, the Master Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes and the net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation at October 31, 2018, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Global Impact Master Portfolio	$40,140,483	$1,397,580	$(5,330,348)	$(3,932,768)

7.	Expenses:

a)

Investment Management Agreement – HFMC serves as the Master Portfolio’s investment manager. The Trust, on behalf of the Master Portfolio, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC is responsible for the management of the Master Portfolio and supervises the activities of the Master Portfolio’s sub-adviser. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Master Portfolio. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of the Master Portfolio in accordance with the Master Portfolio’s investment objective and policies. The Master Portfolio pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2018; the rates are accrued daily and paid monthly based on the Master Portfolio’s average daily net assets, at the following annual rates:

Management Fee Rates
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

From November 1, 2017 through February 28, 2018, the Master Portfolio paid the following rates to HFMC for Investment Management services rendered:

Management Fee Rates
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)

Accounting Services Agreement – HFMC provides the Master Portfolio, with accounting services pursuant to a fund accounting agreement by and between Hartford Funds Master Fund, on behalf of the Master Portfolio, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Master Portfolio pays HFMC a flat fee of $50,000 per year plus an accounting services fee calculated at the following annual rate based on its average daily net assets shown below. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Master Portfolio.

Average Daily Net Assets	Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Over $7.0 billion	0.010%

c)

Other Related Party Transactions – Certain officers of the Trust are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2018, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds complex. The portion allocated to the Fund, as represented in other expenses on the Statement of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Hartford Global Impact Master Portfolio	$65

39

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

8.	Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At October 31, 2018, the Master Portfolio had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral
Global Impact Master Portfolio	$1,314,852	$1,352,460	$—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,352,460	$—	$—	$—	$1,352,460

Total Borrowings	$1,352,460	$—	$—	$—	$1,352,460

Gross amount of recognized liabilities for securities lending transactions					$1,352,460

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Commitments and Contingencies

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience and knowledge of management, the Master Portfolio expects the risk of loss to be remote.

10.	Investment Transactions:

For the year ended October 31, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Global Impact Master Portfolio	$35,306,800	$27,302,504	$—	$—	$35,306,800	$27,302,504

11.	Line of Credit:

The Master Portfolio participates in a committed line of credit pursuant to a credit agreement. The Master Portfolio may borrow under the line of credit for temporary or emergency purposes. The Master Portfolio (together with certain other Hartford Funds) may borrow up to $400 million in

40

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the year ended October 31, 2018, the Master Portfolio had no borrowings under this facility.

12.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Law and federal securities laws. In addition, the Trust, on behalf of the Master Portfolio, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08[1] (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is available here, and becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Master Portfolio’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Master Portfolio’s early adoption of these provisions was limited to changes in the Master Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

14.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require disclosure in this financial statement.

41

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

Global Impact Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Global Impact Master Portfolio (the “Portfolio”) (the portfolio constituting Hartford Funds Master Fund (the “Trust”)), including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2018 and the period from February 28, 2017 (commencement of operations) through October 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting Hartford Funds Master Fund) at October 31, 2018, the results of its operations for the year then ended, and changes in its net assets and its financial highlights for the year ended October 31, 2018 and the period from February 28, 2017 (commencement of operations) through October 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Hartford investment companies since 2002.

Philadelphia, Pennsylvania

December 28, 2018

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Global Impact Master Portfolio

Trustees and Officers (Unaudited)

Hartford Funds Master Fund (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The following tables present certain information regarding the Trustees and officers of the Trust as of October 31, 2018. For more information regarding the Trustees and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-888-843-7824.

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
NON-INTERESTED TRUSTEES

HILARY E. ACKERMANN (1956)	Trustee	Since 2016	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Vistra Energy Corporation, formerly known as Dynegy, Inc. (an independent power company) since October 2012 and as a Director of Credit Suisse Holdings (USA), Inc. since January 2017.	83	None

ROBIN C. BEERY (1967)	Trustee	Since 2017	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	83	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

LYNN S. BIRDSONG (1946)	Trustee	Since 2016	Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (since September 2014), Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (since 2016), and Aberdeen Alpha Fund (since December 2017). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.	83	None

CHRISTINE R. DETRICK (1958)	Trustee	Since 2016	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014. Previously, she was a director of Forest City Realty Trust (a real estate company) from November 2014 to March 2018, a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014, and a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	83	None

DUANE E. HILL (1945)	Trustee	Since 2016	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	83	None

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Global Impact Master Portfolio

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

WILLIAM P. JOHNSTON (1944)	Trustee and Chairman of the Board	Trustee since 2016 and Chairman of the Board since 2016	In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served until June 2013. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. and served until July 2018. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director until August 2010. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.	83	None

PHILLIP O. PETERSON (1944)	Trustee	Since 2016	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. From February 2007 to February 2018, Mr. Peterson served as a member of the Board of Trustees of the William Blair Funds. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	83	None

LEMMA W. SENBET (1946)	Trustee	Since 2016	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance, and previously was the Founding Director, Center for Financial Policy, in the Robert H. Smith School of Business at the University of Maryland. He was chair of the Finance Department Robert H. Smith School of Business at the University of Maryland from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.	83	None

DAVID SUNG (1953)	Trustee	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is an Independent Director of seven investment funds, including two closed-end registered investment companies, sponsored by Ironwood Capital Management. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	83	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

44

Global Impact Master Portfolio

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

OFFICERS AND INTERESTED TRUSTEES

JAMES E. DAVEY(4) (1964)	Trustee, President and Chief Executive Officer	President and Chief Executive Officer since 2016; Trustee since 2016	Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager, and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board, and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”), and Director, Chairman, President, and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Manager, Chairman of the Board, and President of Lattice Strategies LLC (since July 2016). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.	83	None

ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2016	Mr. Decker serves as Chief Compliance Officer and AML Compliance Officer of HASCO (since April 2015) and Vice President of HASCO (since April 2018). Mr. Decker serves as AML Officer of HFD (since May 2015). Mr. Decker also serves as Vice President of HFMG (since April 2018). Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A

AMY N. FURLONG (1979)	Vice President and Treasurer	Since 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016	Mr. Garger serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG (since 2013). Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC (since July 2016). Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A

ALBERT Y. LEE (1979)	Vice President and Assistant Treasurer	Since 2017	Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President of HFMG (since July 2016). Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lee served as Managing Director and Chief Operating Officer, Lattice Strategies LLC (2009-2016); Chief Operating Officer at Avicenna Capital Management (2007-2009); and Chief Financial Officer at Steeple Capital LP (2005-2007).	N/A	N/A

THEODORE J. LUCAS (1966)	Vice President	Since 2017	Mr. Lucas serves as Executive Vice President of HFMG (since July 2016) and as Executive Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lucas served as Managing Partner of Lattice Strategies LLC (2003 to 2016).	N/A	N/A

45

Global Impact Master Portfolio

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

JOSEPH G. MELCHER (1973)	Vice President and Chief Compliance Officer	Since 2016	Mr. Melcher serves as President (since April 2018), Chief Executive Officer (since April 2018) and Executive Vice President (since December 2013) of HFD. He also serves as Executive Vice President of HFMG and HASCO (since December 2013). Mr. Melcher also serves as Executive Vice President (since December 2013) and Chief Compliance Officer (since December 2012) of HFMC. Mr. Melcher also serves as Executive Vice President and Chief Compliance Officer of Lattice Strategies, LLC (since July 2016). Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

VERNON J. MEYER (1964)	Vice President	Since 2016	Mr. Meyer serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG (since 2013). Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

ALICE A. PELLEGRINO (1960)	Vice President	Since 2016	Ms. Pellegrino serves as Vice President of HFMG (since December 2013). Ms. Pellegrino also serves as Vice President and Assistant Secretary of Lattice Strategies LLC (since June 2017). Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017	Mr. Phillips currently serves as Vice President (since February 2017) and Assistant Secretary (since June 2017) for HFMG. Mr. Phillips is a Senior Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014–2016. Prior to that, Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

LAURA S. QUADE (1969)	Vice President	Since 2016	Ms. Quade currently serves as Vice President of HASCO and is the Head of Operations of HASCO. Ms. Quade also serves as Vice President of HFD and HFMG (since December 2013). From February 2018 to May 14, 2018, Ms. Quade served as Treasurer of the Trust. Formerly, Ms. Quade served as Director, Enterprise Operations of Hartford Life Insurance Company from April 2012 through December 2013. . Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Quade joined The Hartford in 2001.	N/A	N/A

(1)	The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, PA 19087.
(2)

Each Trustee holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Trustee turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

(3)

The portfolios of the “Fund Complex” are series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund, Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Funds NextShares Trust.

(4)	“Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of, HFMC, HFD or affiliated companies.

46

Global Impact Master Portfolio

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited)

Hartford Funds Master Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 7-8, 2018, the Board of Trustees (the “Board”) of the Hartford Funds Master Fund, including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) an investment management agreement (the “Management Agreement”) for the Global Impact Master Portfolio (the “Master Portfolio”) with Hartford Funds Management Company, LLC (“HFMC”); and (ii) a separate investment sub-advisory agreement (the “Sub-Advisory Agreement” and collectively with the Management Agreement, the “Agreements”) between HFMC and the Master Portfolio’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”).

In the months preceding the August 7-8, 2018 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. The information provided to the Board included information with respect to the Master Portfolio, the Hartford Global Impact Fund, a series of The Hartford Mutual Funds, Inc. (the “Mutual Fund Feeder”), and the Hartford Global Impact NextShares Fund, a series of the Hartford Funds NextShares Trust (collectively, the “Feeder Funds”). In evaluating the Agreements, the Board noted that the Master Portfolio serves as a “master fund” in a “master-feeder” structure, whereby each Feeder Fund has the same investment objective and policies as the Master Portfolio and invests all of its assets in the Master Portfolio. The Board also noted that HFMC serves as investment adviser to the Master Portfolio and each Feeder Fund but receives a management fee only from the Master Portfolio, provided that the Feeder Funds continue to be solely invested in the Master Portfolio. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to the Master Portfolio, which included information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the Agreements that was presented at the Board’s meetings held on June 19-20, 2018 and August 7-8, 2018. Information provided to the Board at its meetings throughout the year included, among other things, reports on fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to the Master Portfolio by the Advisers and their affiliates. The Board also considered the materials and in-person presentations by officers of the Hartford Funds Master Fund and representatives of HFMC received at the Board’s meetings on June 19-20, 2018 and August 7-8, 2018 concerning the Agreements.

The Independent Trustees, advised by independent legal counsel, engaged Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and an independent financial services consultant (the “Consultant”) to assist them with evaluating the Agreements with respect to the Master Portfolio. In addition, the Consultant reviewed the profitability methodologies utilized by HFMC in connection with the continuation of the Management Agreement.

In determining whether to continue the Agreements for the Master Portfolio, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Master Portfolio. The Independent Trustees were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services provided to the Master Portfolio by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Master Portfolio, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Master Portfolio. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford Funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Master Portfolio and other Hartford Funds.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures, compliance history, and a report from the Master Portfolio’s Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance issues raised by regulators. The Board also noted the Advisers’ support of the Master Portfolio’s compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Master Portfolio’s obligations pursuant to Rule 38a-1 under the 1940 Act, as well as the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Master Portfolio, including oversight of fund operations and service providers, and the provision of administrative and investment advisory services in connection with

47

Global Impact Master Portfolio

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited) – (continued)

selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC and not delegated to or assumed by the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of the Master Portfolio’s portfolio management team, and oversight of the Hartford Funds’ portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or investment strategies of the Hartford Funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Master Portfolio and the service providers to the Master Portfolio. The Board also considered HFMC’s day-to-day oversight of the Master Portfolio’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Master Portfolio’s investments and those of other funds or accounts managed by the Master Portfolio’s portfolio management personnel.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford Funds in recent years. The Board considered that HFMC is responsible for providing the Master Portfolio’s officers.

With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Master Portfolio, subject to oversight by HFMC, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophy and process, its investment research capabilities and resources. The Board considered the experience of the Master Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-Adviser’s method for compensating the portfolio manager(s).

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Master Portfolio by HFMC and the Sub-adviser.

Performance of the Master Portfolio and the Advisers

The Board considered the investment performance of the Master Portfolio and noted that the performance of the Feeder Funds is based on the performance of the Master Portfolio. In this regard, the Board reviewed the performance of the Mutual Fund Feeder over different time periods presented in the materials and evaluated HFMC’s analysis of the Mutual Fund Feeder’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Mutual Fund Feeder’s performance, as well as information from Broadridge comparing the investment performance of the Mutual Fund Feeder to an appropriate universe of peer funds. For details regarding the Mutual Fund Feeder’s performance, see Performance and Expense Factors below.

The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on the Mutual Fund Feeder’s gross returns and net returns, the Mutual Fund Feeder’s investment performance relative to an appropriate benchmark and peer group (if available), various statistics concerning the Master Portfolio’s portfolio, and a narrative summary of various factors affecting Mutual Fund Feeder’s performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Mutual Fund Feeder at periodic meetings throughout the year and specifically with respect to the approval of the Agreement. The Board also considered the analysis provided by the Consultant relating to the Mutual Fund Feeder’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Master Portfolio.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Master Portfolio and HFMC’s profitability, both overall and for the Master Portfolio, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Master Portfolio and all aspects of their relationship with the Master Portfolio, including information regarding profitability trends over time. In connection with these considerations, the Board took account of the fact that the Feeder Funds do not directly pay a management fee with respect to any period in which the only investment security held by the Feeder Funds is that of the Master Portfolio, and that, as a result, as long as the Feeder Funds continue to invest solely in the Master Portfolio under a master-feeder structure, investors in the Feeder Funds would incur a single fee for management services provided by HFMC to the Feeder Funds and the Master Portfolio. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees would be paid by HFMC and not the Master Portfolio. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

The Board considered the Consultant’s review of the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted the

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Global Impact Master Portfolio

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited) – (continued)

Consultant’s view that HFMC’s process for calculating and reporting fund profitability is reasonable and consistent with the process previously reviewed by the Consultant. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and consistent with common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Master Portfolio would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered the comparative information that had been provided at meetings on June 19-20, 2018 and August 7-8, 2018 with respect to the services rendered to and the management fees to be paid by the Master Portfolio to HFMC. As to the costs of the services to be provided by HFMC, the Board considered a comparison of the Mutual Fund Feeder’s advisory fee and overall expenses relative to a peer group of funds (the “Peer Group”) derived from information provided by Broadridge in conjunction with input from the Consultant, noting that the number of peer funds directly comparable to the Master Portfolio was limited. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences by and among the Master Portfolio, the Mutual Fund Feeder and the Peer Group. Given that the Peer Group consisted of funds directly investing in individual securities (consistent with the approach taken by the Master Portfolio), the Board considered it appropriate to use the Peer Group as a point of comparison for the Master Portfolio. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to the Master Portfolio. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Master Portfolio.

The Board noted that HFMC had no other clients with investment strategies similar to those of the Master Portfolio. The Board received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Master Portfolio, including institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered any differences between the Sub-adviser’s services to the Master Portfolio and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.

Based on these considerations, the Board concluded that the Master Portfolio’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Master Portfolio grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Master Portfolio. The Board considered that, because of the master-feeder structure, the extent to which economies of scale may be realized is dependent on the growth of the Feeder Funds’ assets. The Board reviewed the breakpoints in the management fee schedule for the Master Portfolio, which reduce fee rates as the Master Portfolio’s assets grow over time. The Board recognized that if the Master Portfolio has assets beyond the highest breakpoint level, it will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. In addition, the Board considered that initially setting competitive fee rates and pricing the Master Portfolio to scale at inception are other means of sharing potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses, which has resulted in benefits being realized by shareholders as assets within the Hartford Funds have grown over time, including through lower operating expenses.

The Board reviewed and evaluated materials from Broadridge and the Consultant showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Broadridge, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Master Portfolio’s shareholders based on currently available information. The Board noted, however, that it would continue to monitor future growth in the Master Portfolio’s assets and the appropriateness of additional breakpoints or other methods to share benefits from economies of scale.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Master Portfolio.

The Board noted that HFMC receives fees for fund accounting and related services from the Master Portfolio, and the Board considered information on profits to HFMC for such services. The Board also noted that HFMC had delegated certain fund accounting services to an external service provider.

49

Global Impact Master Portfolio

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited) – (continued)

The Board considered the benefits, if any, to the Sub-adviser from any use of the Master Portfolio’s brokerage commissions to obtain soft dollar research.

Performance and Expense Factors

For purposes of the discussion below, the Mutual Fund Feeder’s performance is referred to as “in line with” the Mutual Fund Feeder’s benchmark where its gross performance was 0.5% above or below the benchmark return.

•

The Board noted that the Mutual Fund Feeder’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board also noted that the Mutual Fund Feeder’s performance was above its benchmark for the 1-year period. The Board noted that certain changes had recently been made to the Master Portfolio’s principal investment strategy.

•

The Board noted that the Mutual Fund Feeder’s contractual management fee, its actual management fee and its total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Master Portfolio and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

50

Additional Information regarding the Hartford Global Impact Fund and Global Impact Master Portfolio

HOW TO OBTAIN A COPY OF THE FUND’S AND MASTER PORTFOLIO’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund and the Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund and the Master Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund and the Master Portfolio file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Master Portfolio’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

51

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

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This notice describes how we collect, disclose, and protect Personal Information.

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We may obtain Personal Information from:

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If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Hartford Global Impact Fund (the “Fund”). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager.

MFAR-GI18     12/18    208763    Printed in U.S.A.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Global Impact NextShares Fund

Annual Report

October 31, 2018

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Global Impact NextShares Fund (the “Fund”). The following is the Fund’s Annual Report covering the period from December 6, 2017 (commencement of operations) through October 31, 2018.

Market Review

Despite a volatile year, during the 12 months ended October 31, 2018, U.S. stocks,

as measured by the S&P 500 Index,1 saw positive returns. During this period, the S&P 500 Index had a 7.35% return.

As of the end of September 2018, there were more than 35 days in 2018 when the S&P 500 Index closed 1% higher or lower than the previous day, which is more than triple the number of 1% swings experienced in all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have all contributed to the return of market volatility.

Throughout 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases. At the end of October 2018, short-term rates ranged from 2% to 2.25%. At the time of this writing, expectations were for a continued gradual increase through the end of this calendar year and into next. Central banks overseas are also beginning to unwind their accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. For example, protectionist U.S. trade policies have sparked concern and uncertainty among some investors.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in the Fund. For the most up-to-date information on the Fund, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

The views expressed in the Fund’s Manager Discussion contained in the Fund Overview section are views of the Global Impact Master Portfolio’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Global Impact NextShares Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 12/6/2017 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund.

Cumulative Total Returns

for the Periods Ending 10/31/18

Since Inception[1]
Hartford Global Impact NextShares Fund (NAV Returns)	-2.10%
Hartford Global Impact NextShares Fund (Market Price Returns)	-2.10%
MSCI ACWI Index (Net)	-1.41%

[1]	Inception: 12/6/2017.

Information regarding how often shares of the Fund traded on The NASDAQ Stock Market, LLC at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at nextshares.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit www.nextshares.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s shares are bought and sold at the Fund’s next-computed NAV plus or minus a trading cost (i.e., premium or discount to NAV) determined at the time of trade execution. The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Gross annual and total annual fund operating expense ratios as shown in the Fund’s most recent prospectus, as supplemented, were 1.14% and 0.71%, respectively. Expenses are estimated for the current fiscal year. Expenses shown include acquired fund fees and expenses. Expenses shown include the expenses of the Fund and its allocated share of the Global Impact Master Portfolio (“Master Portfolio”) in which the Fund invests. HFMC has contractually agreed to waive the Fund’s expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.69%. This arrangement will remain in effect until February 28, 2019 unless the Fund’s Board of Trustees approves an earlier termination. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

2

Hartford Global Impact NextShares Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Master Portfolio’s Portfolio Managers

Eric M. Rice, PhD

Managing Director and Portfolio Manager

Wellington Management Company LLP

R. Patrick Kent, CFA, CMT

Managing Director and Portfolio Manager

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

Hartford Global Impact Nextshares Fund1 returned -2.10%, for the period from December 6, 2017 (commencement of operations) through October 31, 2018, underperforming the Fund’s benchmark, the MSCI All Country World (ACWI) Index (Net), which returned -1.41% for the same period. However, for the same period, the Fund outperformed the -3.28% average return of the Lipper Global Small/Mid-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global equities, as measured by the MSCI ACWI Index, ended down for the period from December 06, 2017 through October 31, 2018. Political concerns dominated headlines globally in late 2017, while economic data across most major economies remained largely positive. Oil hit a two-year high following an extended Organization of the Petroleum Exporting Countries (OPEC) supply-cut agreement through the end of 2018.

During the first quarter of 2018, there was a sharp correction in global markets and a large spike in volatility that were triggered by concerns about escalating inflation risks in the United States (U.S.). Fears of a global trade war further unsettled financial markets after U.S. President Donald Trump imposed stiff tariffs on steel and aluminum and announced plans to implement tariffs on Chinese imports, while also enacting tighter restrictions on acquisitions and technology transfers.

Trade concerns escalated in the second quarter of 2018, as President Trump threatened tariffs on European autos in response to the European Union’s (EU’s) retaliatory tariffs on U.S. products. The U.S. also imposed additional levies on Chinese goods, and China vowed retaliatory tariffs. On the monetary front, strong U.S. economic data gave the Federal Reserve (Fed) confidence to raise interest rates in June and signal the potential for two additional increases later this year.

Global markets stabilized in the third quarter of 2018 due to robust US economic data, while political uncertainty and trade concerns weighed on some regions. US-China trade relations remained volatile: U.S. tariffs on approximately U.S. $200 billion of Chinese imports took effect in September, and China promptly retaliated with tariffs on about U.S. $60 billion of U.S. exports. Emerging markets volatility spiked after Turkey’s financial crisis rattled global markets, but receded at the end of the third quarter of 2018.

Global equities declined sharply during the month of October. Widespread volatility engulfed global financial markets, as disappointing economic data in the Eurozone, heightened political uncertainties in Europe, softer third-quarter corporate earnings guidance from a number of U.S. companies, and concerns about the macroeconomic implications from the U.S.-China trade tensions contributed to market turmoil.

Only four of the eleven sectors in the MSCI ACWI Index (Net) posted positive returns during the period. The Healthcare (+7%), Information Technology (+6%), and Energy (+3%) sectors rose the most, while Communication Services (-9%) and Materials (-8%) sectors lagged the most during the period.

Security selection in the Information Technology, Financials, and Utilities sectors were the primary drivers of underperformance relative to the MSCI ACWI Index (Net). This was partially offset by strong stock selection in the Healthcare, Industrials, and Real Estate sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to performance relative to the MSCI ACWI Index (Net), primarily due to an underweight to the Financials sector and an overweight to the Healthcare sector. On the other hand, an overweight to the Communication Services sector and not holding Energy equities detracted from relative returns over the period. On a regional basis, security selection in Emerging Markets (EM) was the primary detractor from benchmark-relative performance, which was partially offset by stronger selection in North America, which contributed.

Top detractors from absolute and relative performance included Vakrangee (Information Technology), Kroton Educacional (Consumer Discretionary), and Indiabulls Housing (Financials). Share prices of Vakrangee, an India-based last-mile service financial provider with over 44,000 outlets across the country, came under significant pressure during the first quarter of 2018 following allegations of stock manipulation in a local news story in Mumbai. The Securities and Exchange Board of India (SEBI), the Indian markets regulator, investigated and found no wrongdoing. Despite no evidence of wrongdoing, the stock has not recovered. The stock price of Kroton Educacional, a Brazil-based education company focused primarily on post-secondary students, fell as macroeconomic uncertainty and downgraded growth outlook in Brazil has weighed on the stock. In our view, Kroton continues to have a strong business model and experienced management team. Indiabulls Housing, an India-based housing finance company providing long-term housing loans, also detracted from performance for the period. Recent concerns over rising rates and general liquidity in commercial paper markets have weighed heavily on the stock. Yet, the company’s capital position and its AAA rating help its competitive position in the recent market disruption.

Top contributors to absolute and relative performance included Square (Information Technology), Katitas (Real Estate), and Zoetis (Healthcare). The share price of Square Inc., a U.S.-based cloud based point-of-service payment solution for small businesses, rose over the period as it reported favorable earnings reports. The company also announced higher guidance figures supported by the acquisition of Weebly and the

3

Hartford Global Impact NextShares Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

new option to buy and sell bitcoin through its app. Katitas, a Japanese home refurbishment company, saw the price of its stock surge after its Initial Public Offering (IPO) in late 2017. The company “recycles” older single family homes, making them available at more affordable prices with a target market of lower-income buyers. The government also incentivizes the purchases of such homes by waiving all or most of the 8% value-added tax (VAT) on the sale, further increasing Katitas’ value proposition. Share prices of Zoetis, a maker of animal health medicines and vaccines, rose over the period as the company reported solid earnings with both the companion animal and production animal products having seen ample growth.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

Although the sell-off in EM continues to be a challenge to performance in the short term, we are looking for opportunities amidst the volatility. We believe India will continue to develop and that China will persist in overcoming the environmental challenges it has accrued along with the economic growth of the past two decades. These are long term structural trends that will be in place for years to come, creating exciting long-term opportunities in our view. We are looking to take advantage of the recent turbulence to establish positions in the companies we believe will drive positive social and environmental change at attractive prices.

Due to the Fund’s focus on impact companies and sustainability, the Fund has natural underweights in certain sectors, such as Financials, traditional Energy, and Consumer Staples, and overweights to sectors such as Utilities, Information Technology, and Industrials. Within the Fund’s impact themes, the Fund’s largest absolute weights were in resource efficiency and alternative energy companies at the end of the period. On a regional basis, we ended the period most overweight to Emerging Markets and most underweight North America.

[1]

The Fund seeks to achieve its objective by investing all of its assets in shares of the Global Impact Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategy as the Fund. References herein to the “Fund” include, where applicable, the Master Portfolio.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The market price of the Fund’s shares may fluctuate due to investor perception of their value as well as the relative supply of and demand for the shares on an exchange. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small-cap securities can have greater risks and volatility than large-cap securities. • Investing in companies that seek to address major social and environmental challenges may cause the fund to forego certain investment opportunities and underperform funds that do not have a similar focus. • By investing in cash and money market investments, the fund may lose the benefit of market upswings. • Because it invests in a master portfolio, the fund is also subject to the risks related to a master-feeder structure. • The Fund is actively managed and does not seek to replicate the performance of a specified index. • To the extent the Fund has a limited number of Authorized Participants (APs) who transact in its shares, the Fund may be adversely affected if an AP chooses not to make such transactions.

The Fund invests all of its assets in the Global Impact Master Portfolio, the investment breakdown of which is shown below.

Composition by Country in the Master
Portfolio(1)

as of October 31, 2018

Country	Percentage of Net Assets
Australia	2.0%
Bangladesh	3.3
Brazil	8.4
Canada	1.2
China	3.0
Denmark	2.0
France	4.0
Germany	1.2
Hong Kong	2.4
India	6.4
Israel	1.4
Japan	2.1
Kenya	2.8
Luxembourg	3.9
Morocco	1.6
Netherlands	6.5
South Korea	1.7
Spain	1.2
Switzerland	2.1
United Kingdom	5.9
United States	36.3
Short-Term Investments	4.4
Other Assets & Liabilities	(3.8)

Total	100.0%

(1)

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector in the Master Portfolio(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.6%
Consumer Discretionary	9.9
Consumer Staples	2.8
Financials	6.1
Health Care	16.0
Industrials	16.0
Information Technology	21.2
Materials	1.4
Real Estate	4.4
Utilities	14.0

Total	99.4%

Short-Term Investments	4.4
Other Assets & Liabilities	(3.8)

Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

4

Hartford Global Impact NextShares Fund

Expense Example (Unaudited)

Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of May 1, 2018 through October 31, 2018. To the extent the Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Fund. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for the Fund are equal to the Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Annualized expense ratio
Hartford Global Impact NextShares Fund(1)
$1,000.00	$936.40	$6.20	$1,000.00	$1,018.80	$6.46	1.27%

(1)	Includes the Fund’s allocated share of the Master Portfolio’s expenses.

5

Hartford Global Impact NextShares Fund

Statement of Assets and Liabilities

October 31, 2018

Hartford Global Impact NextShares Fund
Assets:
Investment in the Master Portfolio, at market value	$5,410,343
Other assets	13,057

Total assets	5,423,400

Liabilities:
Payables:
Transfer agent fees	7,813
Accounting services fees	1,019
Fund administration fees	2,531
Audit	26,468

Total liabilities	37,831

Net assets	$5,385,569

Summary of Net Assets:
Paid-in-capital	$5,572,872
Distributable earnings	(187,303)

Net assets	$5,385,569

Net asset value per share	$19.58

Shares issued and outstanding	275,000

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Impact NextShares Fund

Statement of Operations

For the Period Ended October 31, 2018

Hartford Global Impact NextShares Fund(1)
Investment Income:
Dividends allocated from Master Portfolio	$98,326
Interest allocated from Master Portfolio	403
Securities lending allocated from Master Portfolio	7,258
Less: Foreign tax withheld allocated from Master Portfolio	(9,506)
Expenses allocated from Master Portfolio	(52,275)

Total investment income allocated from Master Portfolio	44,206

Expenses:
Transfer agent fees	14,061
Custodian fees	193
Accounting services fees	10,818
Fund administration fees	27,054
Audit fees	26,580
Other expenses	33,906

Total expenses (before waivers)	112,612

Expense waivers	(128,957)

Total waivers and fees paid indirectly	(128,957)

Total expenses (reimbursements), net	(16,345)

Net Investment Income (Loss)	60,551

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments allocated from Master Portfolio	530,969
Less: Foreign taxes paid on realized capital gains	(7,180)
Net realized gain (loss) on foreign currency contracts allocated from Master Portfolio	13,086
Net realized gain (loss) on other foreign currency transactions allocated from Master Portfolio	(2,564)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	534,311

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments allocated from Master Portfolio	(768,777)
Net unrealized appreciation (depreciation) of foreign currency contracts allocated from Master Portfolio	(13,428)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies allocated from Master Portfolio	(40)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(782,245)

Net Gain (Loss) on Investments and Foreign Currency Transactions	(247,934)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(187,383)

(1)	Commenced operations on December 6, 2017.

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Impact NextShares Fund

Statement of Changes in Net Assets

Hartford Global Impact NextShares Fund
For the Period Ended October 31, 2018(1)
Operations:
Net investment income (loss)	$60,551
Net realized gain (loss) on investments and foreign currency transactions	534,311
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(782,245)

Net Increase (Decrease) in Net Assets Resulting from Operations	(187,383)

Fund Share Transactions:
Sold	5,564,834
Redeemed	(101,620)
Other Capital	9,738

Net increase from capital share transactions	5,472,952

Net Increase (Decrease) in Net Assets	5,285,569

Net Assets:
Beginning of period	100,000

End of period	$5,385,569

(1)	Commenced operations on December 6, 2017.

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact NextShares Fund

Financial Highlights

— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(3)(4)		Ratio of Expenses to Average Net Assets After Adjustments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(5)
Hartford Global Impact NextShares Fund
For the Period Ended October 31, 2018(6)
$20.00	$0.23	$(0.69)	$(0.46)	$0.04	$19.58	(2.10	)%(7)	$5,386	3.34	%(8)	0.73	%(8)	1.22	%(8)	79%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	The portfolio turnover of the Fund reflects the portfolio turnover of the Master Portfolio.
(6)	Commenced operations on December 6, 2017.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact NextShares Fund

Notes to Financial Statements

October 31, 2018

1.	Organization:

Hartford Global Impact NextShares Fund (the “Fund”) is a series of Hartford Funds NextShares Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and commenced operations on December 6, 2017. The Trust is an open-end registered management investment company comprised of one series as of October 31, 2018.

The Fund is an exchange-traded managed fund, which is a fund that trades on an exchange like other publicly traded securities but at a price that is based on the Fund’s net asset value. Shares of the Fund are listed and traded on The NASDAQ Stock Market, LLC. Each share of the Fund represents a partial ownership in securities held by the Fund. Shares of the Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value (“NAV”) only by certain large institutional investors (“Authorized Participants”) who have entered into agreements with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), the Fund’s Distributor.

The Fund operates as a “feeder fund,” which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of October 31, 2018, the Fund owned approximately 15.5% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. The Fund’s performance is based on the performance of the Master Portfolio. The financial statements of the Master Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The assets of the Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation – An investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Master Portfolio’s Schedule of Investments.

b)

Determination of Net Asset Value – The net asset value (“NAV”) of the Fund’s shares is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding. The net asset value of the Fund is calculated by State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which the Fund’s investments are traded) announces an early closing time.

c)

Investment Valuation and Fair Value Measurements – The Fund’s shares cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified basket. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(b)). The NAV is determined separately for the Fund by dividing the Fund’s net assets by the number of shares outstanding. The shares offered by the Fund have equal rights as to assets and voting privileges.

When an investor buys or sells Fund shares in the secondary market, he or she will pay or receive the Fund’s next-computed NAV plus or minus a trading cost (i.e., broker-dealer commission) determined at the time of trade execution. The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

d)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Trust’s Board of Trustees (the “Board”). Dividends and/or distributions to shareholders are recorded on ex-date. The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

10

Hartford Global Impact NextShares Fund

Notes to Financial Statements – (continued)

October 31, 2018

3.	Principal Risks:

Because the Fund invests in the Master Portfolio, the Fund is subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in the Master Portfolio. As shareholders of the Master Portfolio, feeder funds, including the Fund, vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership of the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder fund shareholders, including the Fund. The risks described below are some of the risks that the Fund is exposed to through its investment in the Master Portfolio.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

4.	Federal Income Taxes:

a)

The Fund intends to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders. The Fund intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Components of Distributable Earnings – As of October 31, 2018, the components of distributable earnings (deficit) for the Fund on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Hartford Global Impact NextShares Fund	$407,225	$(594,528)	$(187,303)

d)

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration of capital loss carryforwards and utilization or write-off of net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from distributable earnings income, or from capital depending on the type of book and tax differences that exist. For the period ended October 31, 2018, the Funds recorded reclassifications to increase (decrease) the accounts listed below:

Fund	Paid-in-Capital	Distributable Earnings (Loss)
Hartford Global Impact NextShares Fund	$(80)	$80

11

Hartford Global Impact NextShares Fund

Notes to Financial Statements – (continued)

October 31, 2018

e)

Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation. The Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2018.

f)

Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, management reviews the Fund’s tax positions for all open tax years. As of October 31, 2018, management had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. The Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for 3 years, no examination is currently in progress. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.

5.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager. The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Wellington Management Company LLP (“Wellington Management”) serves as the Master Portfolio’s sub-adviser and performs daily investment of the assets for the Master Portfolio.

The Fund has a management fee rate of 0% so long as the Fund invests all (or substantially all) of its assets in the Master Portfolio under a master-feeder structure, pursuant to the Investment Management Agreement. If, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio, the Fund’s management fee rate would be as follows:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

The Master Portfolio pays a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

From December 6, 2017 through February 28, 2018, the management fee set forth in the investment management agreement with respect to the Fund if, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio was as follows:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

From November 1, 2017 through February 28, 2018, the Master Portfolio paid a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

12

Hartford Global Impact NextShares Fund

Notes to Financial Statements – (continued)

October 31, 2018

b)

Accounting Services Agreement – HFMC provides the Hartford Global Impact NextShares Fund with accounting services pursuant to a fund accounting agreement by and between Hartford Funds NextShares Trust, on behalf of the Hartford Global Impact NextShares Fund, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Hartford Global Impact NextShares Fund pays HFMC a flat fee of $52,000 per year. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Hartford Global Impact NextShares Fund.

c)

Operating Expenses – Allocable expenses incurred by the Trust are allocated within the Trust, in proportion to the average daily net assets of each series, except where allocation of certain expenses is more fairly made directly to the Fund. As of October 31, 2018, HFMC contractually limited the total operating expenses of the Fund (including expenses allocated from the Master Portfolio) (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2019, as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Hartford Global Impact NextShares Fund	0.69%

From December 6, 2017 through February 28, 2018, HFMC contractually limited the total operating expenses of the following Fund, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Hartford Global Impact NextShares Fund	0.85%

d)

Distribution Plan – The Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Fund may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended October 31, 2018, the Fund did not pay any Rule 12b-1 fees.

e)

Operations Agreement – HFMC has entered into an agreement with NextShares Solutions, LLC (“NextShares Solutions”) pursuant to which NextShares Solutions will provide the Fund with services required to operate NextShares in accordance with the exemptive orders obtained by an affiliate of NextShares Solutions and the Trust. Pursuant to the agreement, the Fund will pay NextShares Solutions a monthly fee at a rate of less than 0.05% annually of the aggregate average net assets of the NextShares funds sponsored by Hartford Funds Management Group, Inc. or its affiliates (“Covered Assets”), which is reduced for Covered Assets in excess of $10 billion.

f)

Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended October 31, 2018, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds complex. For the period ended October 31, 2018, the portion of CCO Compensation allocated to the Fund was $10 and is included within the “Expenses allocated from Master Portfolio” in the Fund’s Statement of Operations.

6.	Custodian and Transfer Agent:

State Street serves as Custodian for the Fund pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds the Fund’s assets. State Street also, calculates the net asset value of the Fund. State Street also serves as Transfer Agent for the Fund pursuant to a Transfer Agency Agreement (“Transfer Agency Agreement”). As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of the Fund and processes purchases and redemptions of Creation Units.

7.	Security Transactions and Income Recognition:

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

13

Hartford Global Impact NextShares Fund

Notes to Financial Statements – (continued)

October 31, 2018

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses.

8.	Share Transactions:

Hartford Global Impact NextShares Fund will issue and redeem shares at next end-of-day NAV only with certain Authorized Participants in large increments known as “Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices based on the end of day NAV and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the Fund:

Fund	Creation Unit Shares	Standard Creation Fee	Value at October 31, 2018	Standard Redemption Fee
Hartford Global Impact NextShares Fund	25,000	$400	$489,500	$400

The following information is for the period ended October 31, 2018:

	For the Period Ended October 31, 2018(1)
	Shares	Amount
Hartford Global Impact NextShares Fund
Shares Sold	275,001	$5,564,834
Shares Redeemed	(5,001)	(101,620)
Other Capital	—	9,738

Net Increase (Decrease)	270,000	$5,472,952

(1)	Commenced operations on December 6, 2017.

9.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Law and federal securities laws. In addition, the Trust, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

14

Hartford Global Impact NextShares Fund

Notes to Financial Statements – (continued)

October 31, 2018

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

11.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

Hartford Funds NextShares Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Hartford Global Impact NextShares Fund (the “Fund”) (the fund constituting Hartford Funds NextShares Trust (the “Trust”)), as of October 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period from December 6, 2017 (commencement of operations) through October 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Hartford Funds NextShares Trust) at October 31, 2018, and the results of its operations, changes in its net assets and its financial highlights for the period from December 6, 2017 (commencement of operations) through October 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Hartford investment companies since 2002.

Philadelphia, Pennsylvania

December 28, 2018

16

Hartford Global Impact NextShares Fund

Trustees and Officers (Unaudited)

Hartford Funds NextShares Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The following tables present certain information regarding the Trustees and officers of the Trust as of October 31, 2018. For more information regarding the Trustees and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-888-843-7824.

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
NON-INTERESTED TRUSTEES

HILARY E. ACKERMANN (1956)	Trustee	Since 2016	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Vistra Energy Corporation, formerly known as Dynegy, Inc. (an independent power company) since October 2012 and as a Director of Credit Suisse Holdings (USA), Inc. since January 2017.	83	None

ROBIN C. BEERY (1967)	Trustee	Since 2017	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	83	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

LYNN S. BIRDSONG (1946)	Trustee	Since 2016	Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (since September 2014), Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (since 2016), and Aberdeen Alpha Fund (since December 2017). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.	83	None

CHRISTINE R. DETRICK (1958)	Trustee	Since 2016	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014. Previously, she was a director of Forest City Realty Trust (a real estate company) from November 2014 to March 2018, a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014, and a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	83	None

DUANE E. HILL (1945)	Trustee	Since 2016	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	83	None

17

Hartford Global Impact NextShares Fund

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

WILLIAM P. JOHNSTON (1944)	Trustee and Chairman of the Board	Trustee since 2016 and Chairman of the Board since 2015	In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served until June 2013. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. and served until July 2018. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director until August 2010. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.	83	None

PHILLIP O. PETERSON (1944)	Trustee	Since 2016	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. From February 2007 to February 2018, Mr. Peterson served as a member of the Board of Trustees of the William Blair Funds. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	83	None

LEMMA W. SENBET (1946)	Trustee	Since 2016	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance, and previously was the Founding Director, Center for Financial Policy, in the Robert H. Smith School of Business at the University of Maryland. He was chair of the Finance Department Robert H. Smith School of Business at the University of Maryland from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.	83	None

DAVID SUNG (1953)	Trustee	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is an Independent Director of seven investment funds, including two closed-end registered investment companies, sponsored by Ironwood Capital Management. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	83	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

18

Hartford Global Impact NextShares Fund

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
OFFICERS AND INTERESTED TRUSTEES

JAMES E. DAVEY(4) (1964)	Trustee, President and Chief Executive Officer	President and Chief Executive Officer since 2016; Trustee since 2016	Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager, and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board, and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”), and Director, Chairman, President, and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Manager, Chairman of the Board, and President of Lattice Strategies LLC (since July 2016). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.	83	None

ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2016	Mr. Decker serves as Chief Compliance Officer and AML Compliance Officer of HASCO (since April 2015) and Vice President of HASCO (since April 2018). Mr. Decker serves as AML Officer of HFD (since May 2015). Mr. Decker also serves as Vice President of HFMG (since April 2018). Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A

AMY N. FURLONG (1979)	Vice President and Treasurer	Since 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016	Mr. Garger serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG (since 2013). Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC (since July 2016). Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A

ALBERT Y. LEE (1979)	Vice President and Assistant Treasurer	Since 2017	Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President of HFMG (since July 2016). Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lee served as Managing Director and Chief Operating Officer, Lattice Strategies LLC (2009-2016); Chief Operating Officer at Avicenna Capital Management (2007-2009); and Chief Financial Officer at Steeple Capital LP (2005-2007).	N/A	N/A

THEODORE J. LUCAS (1966)	Vice President	Since 2017	Mr. Lucas serves as Executive Vice President of HFMG (since July 2016) and as Executive Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lucas served as Managing Partner of Lattice Strategies LLC (2003 to 2016).	N/A	N/A

19

Hartford Global Impact NextShares Fund

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

JOSEPH G. MELCHER (1973)	Vice President and Chief Compliance Officer	Since 2016	Mr. Melcher serves as President (since April 2018), Chief Executive Officer (since April 2018) and Executive Vice President (since December 2013) of HFD. He also serves as Executive Vice President of HFMG and HASCO (since December 2013). Mr. Melcher also serves as Executive Vice President (since December 2013) and Chief Compliance Officer (since December 2012) of HFMC. Mr. Melcher also serves as Executive Vice President and Chief Compliance Officer of Lattice Strategies, LLC (since July 2016). Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

VERNON J. MEYER (1964)	Vice President	Since 2016	Mr. Meyer serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG (since 2013). Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

ALICE A. PELLEGRINO (1960)	Vice President	Since 2016	Ms. Pellegrino serves as Vice President of HFMG (since December 2013). Ms. Pellegrino also serves as Vice President and Assistant Secretary of Lattice Strategies LLC (since June 2017). Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017	Mr. Phillips currently serves as Vice President (since February 2017) and Assistant Secretary (since June 2017) for HFMG. Mr. Phillips is a Senior Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014-2016. Prior to that, Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

LAURA S. QUADE (1969)	Vice President	Since 2016	Ms. Quade currently serves as Vice President of HASCO and is the Head of Operations of HASCO. Ms. Quade also serves as Vice President of HFD and HFMG (since December 2013). From February 2018 to May 14, 2018, Ms. Quade served as Treasurer of the Trust. Formerly, Ms. Quade served as Director, Enterprise Operations of Hartford Life Insurance Company from April 2012 through December 2013. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Quade joined The Hartford in 2001.	N/A	N/A

(1)	The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, PA 19087.
(2)

Each Trustee holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Trustee turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

(3)

The portfolios of the “Fund Complex” are series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund, Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Funds NextShares Trust.

(4)	“Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of, HFMC, HFD or affiliated companies.

20

Global Impact Master Portfolio

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Australia - 2.0%
53,886	SEEK Ltd.	$684,621

	Bangladesh - 3.3%
258,265	GrameenPhone Ltd.	1,169,467

	Brazil - 8.4%
75,239	Hapvida Participacoes e Investimentos S.A.*(1)	515,139
214,075	Kroton Educacional S.A.	656,922
239,474	MRV Engenharia e Participacoes S.A.	813,369
34,557	Pagseguro Digital Ltd. Class A*	932,693

		2,918,123

	Canada - 1.2%
15,121	Brookfield Renewable Partners L.P.(2)	412,125

	China - 3.0%
2,555,162	Huaneng Renewables Corp. Ltd. Class H	657,634
46,663	Sunny Optical Technology Group Co., Ltd.	407,409

		1,065,043

	Denmark - 2.0%
10,945	Vestas Wind Systems A/S	686,365

	France - 4.0%
13,619	Nexity S.A.	651,273
24,436	Suez	352,472
20,434	Veolia Environnement S.A.	407,239

		1,410,984

	Germany - 1.2%
3,877	LEG Immobilien AG	423,791

	Hong Kong - 2.4%
1,082,431	Canvest Environmental Protection Group Co., Ltd.	575,589
286,438	China Water Affairs Group Ltd.	259,236

		834,825

	India - 6.4%
44,733	Bharat Financial Inclusion Ltd.*	531,513
77,367	Indiabulls Housing Finance Ltd.	872,626
46,975	Shriram Transport Finance Co., Ltd.	742,006
247,976	Vakrangee Ltd.	87,191

		2,233,336

	Israel - 1.4%
24,294	Teva Pharmaceutical Industries Ltd.	485,232

	Japan - 2.1%
3,084	Eisai Co., Ltd.	256,836
20,385	Katitas Co., Ltd.	494,447

		751,283

	Kenya - 2.8%
4,283,115	Safaricom plc	971,482

	Luxembourg - 3.9%
1,623	Eurofins Scientific SE	817,899
9,447	Millicom International Cellular S.A.	533,115

		1,351,014

	Morocco - 1.6%
125,550	PureCircle Ltd.*	545,625

	Netherlands - 6.5%
18,811	Basic-Fit N.V.*(1)	541,601
15,553	Corbion N.V.	472,258
14,868	Koninklijke Philips N.V.	554,515
28,304	Signify N.V.(1)	697,255

		2,265,629

	South Korea - 1.7%
2,799	Samsung SDI Co., Ltd.	582,092

	Spain - 1.2%
5,127	Acciona S.A.	432,469

Shares or Principal Amount		Market Value†
Common Stocks - 99.4% - (continued)
	Switzerland - 2.1%
12,311	Landis+Gyr Group AG*(2)	$746,778

	United Kingdom - 5.9%
21,693	Genus plc	612,891
9,927	Hikma Pharmaceuticals plc	240,779
28,939	Smith & Nephew plc	470,399
129,874	Sophos Group plc(1)	727,326

		2,051,395

	United States - 36.3%
17,445	Advanced Drainage Systems, Inc.	484,796
2,553	athenahealth, Inc.*	325,610
21,332	Avangrid, Inc.	1,002,817
5,839	Clean Harbors, Inc.*	397,285
46,162	Covanta Holding Corp.	678,120
17,265	First Solar, Inc.*	721,677
13,155	Instructure, Inc.*	491,208
16,866	Invitae Corp.*	239,328
16,367	Itron, Inc.*	853,375
25,813	Johnson Controls International plc	825,242
69,780	Laureate Education, Inc. Class A*	1,039,024
41,960	Nuance Communications, Inc.*	729,684
42,115	Pattern Energy Group, Inc. Class A	754,701
8,033	Rapid7, Inc.*	291,116
15,027	Sprouts Farmers Market, Inc.*	404,076
2,913	Square, Inc. Class A*	213,960
8,145	Stratasys Ltd.*	155,244
1,479	Teladoc Health, Inc.*	102,554
1,287	Tesla, Inc.*	434,131
5,256	Ubiquiti Networks, Inc.(2)	489,281
5,380	Watts Water Technologies, Inc. Class A	376,869
11,217	Xylem, Inc.	735,611
10,245	Zoetis, Inc.	923,587

		12,669,296

	Total Common Stocks (cost $38,506,629)	$34,690,975

	Total Long-Term Investments (cost $38,506,629)	$34,690,975

Short-Term Investments - 4.4%
	Other Investment Pools & Funds - 0.5%
164,280	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(3)	164,280

	Securities Lending Collateral - 3.9%
67,623	Citibank NA DDCA, 2.19%, 11/1/2018(3)	67,623
523,665	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(3)	523,665
153,908	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(3)	153,908
373,592	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(3)	373,592
71,491	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(3)	71,491
162,181	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(3)	162,181

		1,352,460

	Total Short-Term Investments (cost $1,516,740)	$1,516,740

Total Investments (cost $40,023,369)	103.8%	$36,207,715
Other Assets and Liabilities	(3.8)%	(1,312,073)

Total Net Assets	100.0%	$34,895,642

21

Global Impact Master Portfolio

Schedule of Investments – (continued)

October 31, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Master Portfolio may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $2,481,321, representing 7.1% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at October 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,365,000	BRL	367,162	USD	GSC	11/05/18	$—	$(628)
7,280,000	BRL	1,974,238	USD	SCB	11/05/18	—	(19,388)
367,163	USD	1,365,000	BRL	SCB	11/05/18	628	—
362,309	USD	1,365,000	BRL	GSC	11/05/18	—	(4,226)
369,987	USD	1,430,000	BRL	SCB	11/05/18	—	(14,001)
378,113	USD	1,465,000	BRL	SCB	11/05/18	—	(15,273)
378,740	USD	1,500,000	BRL	SCB	11/05/18	—	(24,045)
379,005	USD	1,520,000	BRL	SCB	11/05/18	—	(29,150)
1,969,217	USD	7,280,000	BRL	SCB	12/04/18	19,449	—

Total						$20,077	$(106,711)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
SCB	Standard Chartered Bank

Currency Abbreviations:
BRL	Brazilian Real
USD	United States Dollar

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

The accompanying notes are an integral part of these financial statements.

22

Global Impact Master Portfolio

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Portfolio’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$684,621	$—	$684,621	$—
Bangladesh	1,169,467	1,169,467	—	—
Brazil	2,918,123	2,918,123	—	—
Canada	412,125	412,125	—	—
China	1,065,043	—	1,065,043	—
Denmark	686,365	—	686,365	—
France	1,410,984	—	1,410,984	—
Germany	423,791	—	423,791	—
Hong Kong	834,825	575,589	259,236	—
India	2,233,336	87,191	2,146,145	—
Israel	485,232	—	485,232	—
Japan	751,283	—	751,283	—
Kenya	971,482	—	971,482	—
Luxembourg	1,351,014	—	1,351,014	—
Morocco	545,625	545,625	—	—
Netherlands	2,265,629	—	2,265,629	—
South Korea	582,092	—	582,092	—
Spain	432,469	—	432,469	—
Switzerland	746,778	—	746,778	—
United Kingdom	2,051,395	—	2,051,395	—
United States	12,669,296	12,669,296	—	—
Short-Term Investments	1,516,740	1,516,740	—	—
Foreign Currency Contracts(2)	20,077	—	20,077	—

Total	$36,227,792	$19,894,156	$16,333,636	$—

Liabilities
Foreign Currency Contracts(2)	$(106,711)	$—	$(106,711)	$—

Total	$(106,711)	$—	$(106,711)	$—

(1)	For the period ended October 31, 2018, there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

23

Global Impact Master Portfolio

Statement of Assets and Liabilities

October 31, 2018

Global Impact Master Portfolio
Assets:
Investments in securities, at market value(1)	$36,207,715
Foreign currency	69,627
Unrealized appreciation on foreign currency contracts	20,077
Receivables:
Investment securities sold	300,625
Dividends and interest	54,455
Securities lending income	4,808

Total assets	36,657,307

Liabilities:
Unrealized depreciation on foreign currency contracts	106,711
Obligation to return securities lending collateral	1,352,460
Payables:
Investment securities purchased	247,791
Investment management fees	18,780
Accounting services fees	545
Board of Trustees’ fees	146
Accrued expenses	35,232

Total liabilities	1,761,665

Net assets	$34,895,642

Cost of investments	$40,023,369
Cost of foreign currency	$69,660
(1) Includes Investment in securities on loan, at market value	$1,314,852

The accompanying notes are an integral part of these financial statements.

24

Global Impact Master Portfolio

Statement of Operations

For the Year Ended October 31, 2018

Global Impact Master Portfolio
Investment Income:
Dividends	$667,304
Interest	2,764
Securities lending	47,375
Less: Foreign tax withheld	(62,450)

Total investment income, net	654,993

Expenses:
Investment management fees	231,717
Custodian fees	13,558
Accounting services fees	6,318
Trustees expenses	994
Audit fees	40,210
Other expenses	78,037

Total expenses (before waivers)	370,834

Commission recapture	(121)

Total waivers and fees paid indirectly	(121)

Total expenses, net	370,713

Net Investment Income (Loss)	284,280

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	3,769,005
Less: Foreign taxes paid on realized capital gains	(67,127)
Net realized gain (loss) on foreign currency contracts	84,405
Net realized gain (loss) on other foreign currency transactions	(13,989)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	3,772,294

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(4,798,273)
Net unrealized appreciation (depreciation) of foreign currency contracts	(86,634)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(1,079)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(4,885,986)

Net Gain (Loss) on Investments and Foreign Currency Transactions	(1,113,692)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(829,412)

The accompanying notes are an integral part of these financial statements.

25

Global Impact Master Portfolio

Statement of Changes in Net Assets

	Global Impact Master Portfolio
	For the Year Ended October 31, 2018	For the Period Ended October 31, 2017(1)
Operations:
Net investment income (loss)	$284,280	$32,611
Net realized gain (loss) on investments and foreign currency transactions	3,772,294	784,026
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(4,885,986)	983,049

Net Increase (Decrease) in Net Assets Resulting from Operations	(829,412)	1,799,686

Capital Transactions:
Contributions	8,572,529	26,374,938
Withdrawals	(731,250)	(290,849)

Net increase from capital share transactions	7,841,279	26,084,089

Net Increase (Decrease) in Net Assets	7,011,867	27,883,775

Net Assets:
Beginning of period	27,883,775	—

End of period	$34,895,642	$27,883,775

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

26

Global Impact Master Portfolio

Financial Highlights

— Ratios and Supplemental Data —
Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(1)		Ratio of Expenses to Average Net Assets After Adjustments(1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Global Impact Master Portfolio
For the Year Ended October 31, 2018
(1.60)%		$34,896	1.06%		1.06%		0.81%		79%

For the Period Ended October 31, 2017(2)
15.21	%(3)	$27,884	1.73	%(4)	1.73	%(4)	0.46	%(4)	50%

(1)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(2)	Commenced operations on February 28, 2017.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

27

Global Impact Master Portfolio

Notes to Financial Statements

October 31, 2018

1.	Organization:

Global Impact Master Portfolio (the “Master Portfolio”), a series of the Hartford Funds Master Fund (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on October 25, 2016. The offering of the Master Portfolio’s shares are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Beneficial interests in the Master Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Master Portfolio may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act. For ease of reference, the terms, “interests” and “interestholders,” may be referred to as “shares” and “shareholders,” respectively, in this report.

The Master Portfolio is a diversified open-end management investment company and applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Master Portfolio operates as a “Master Fund” in a master/feeder structure which enables the feeder funds to pool their assets with other investors in the Master Portfolio, if any.

As of October 31, 2018, the Master Portfolio has affiliated funds, Hartford Global Impact Fund and Hartford Global Impact NextShares Fund (collectively, the “Feeder Funds”), with a significant ownership percentage of the Master Portfolio’s net assets. Investment activities of the Feeder Funds could have a material impact on the Master Portfolio. As of October 31, 2018, the Hartford Global Impact Fund and Hartford Global Impact NextShares Fund owned approximately 84.5% and 15.5%, respectively, of the Master Portfolio.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Master Portfolio used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation and Fair Value Measurements – All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. For purposes of calculating the net asset value (“NAV”) of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause its NAV to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio.

Fixed income investments (other than short-term obligations) held by the Master Portfolio are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

28

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedure to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Master Portfolio’s Schedule of Investments.

b)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

29

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Master Portfolio will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

The Master Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Master Portfolio.

c)

Taxes – The Master Portfolio may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Master Portfolio invests. The Master Portfolio may also be subject to taxes withheld on foreign dividends from securities in which the Master Portfolio invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statement of Operations as a reduction to net realized gain on investments in these securities, if applicable.

d)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Master Portfolio does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Master Portfolio may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)

Master Portfolio Share Valuation – Orders for the Master Portfolio’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Master Portfolio’s shares is determined as of the close of business on each business day of the Exchange (See Note 2(a)). The NAV is determined by dividing the Master Portfolio’s net assets by the number of shares outstanding.

Orders for the purchase of the Master Portfolio’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Master Portfolio is not open for business, are priced at the next determined NAV.

3.	Securities and Other Investments:

a)

Restricted Securities – The Master Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Master Portfolio’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Master Portfolio may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Master Portfolio’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of year-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year are disclosed in the Statement of Operations.

a)

Foreign Currency Contracts – The Master Portfolio may enter into foreign currency contracts that obligate the Master Portfolio to purchase or sell currencies at specified future dates. Foreign currency contracts may be used to hedge the currency exposure associated with some or all of the Master Portfolio’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Master Portfolio as an unrealized gain or loss. The Master Portfolio will record a realized gain or loss when the foreign currency contract is settled.

30

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Master Portfolio, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of October 31, 2018.

b)	Additional Derivative Instrument Information:

Global Impact Master Portfolio

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$20,077	$—	$—	$—	$—	$20,077

Total	$—	$20,077	$—	$—	$—	$—	$20,077

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$106,711	$—	$—	$—	$—	$106,711

Total	$—	$106,711	$—	$—	$—	$—	$106,711

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$84,405	$—	$—	$—	$—	$84,405

Total	$—	$84,405	$—	$—	$—	$—	$84,405

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(86,634)	$—	$—	$—	$—	$(86,634)

Total	$—	$(86,634)	$—	$—	$—	$—	$(86,634)

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$1,462,158
Foreign Currency Contracts Sold at Contract Amount	$1,952,973

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Master Portfolio’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Master Portfolio, or liabilities or payment obligations of the clearing brokers to the Master Portfolio, against any liabilities or payment obligations of the Master Portfolio to the clearing brokers. The Master Portfolio is required to deposit financial collateral (including cash collateral) at the Master Portfolio’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

31

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

The following tables present the Master Portfolio’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Master Portfolio as of October 31, 2018:

Global Impact Master Portfolio

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$20,077	$(106,711)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	20,077	(106,711)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$20,077	$(106,711)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Standard Chartered Bank	$20,077	$(20,077)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(4,854)	$—	$—	$—	$(4,854)
Standard Chartered Bank	(101,857)	20,077	—	—	(81,780)

Total	$(106,711)	$20,077	$—	$—	$(86,634)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

The Master Portfolio’s investments expose it to various types of risks associated with financial instruments and the markets. The Master Portfolio may be exposed to the risks described below. The Master Portfolio’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of the funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

6.	Federal Income Taxes:

The Master Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

32

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

Any income, realized and unrealized gain or loss is deemed to pass down to the feeder funds and other investors in the Master Portfolio, if any, daily.

As of October 31, 2018, the Master Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes and the net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation at October 31, 2018, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Global Impact Master Portfolio	$40,140,483	$1,397,580	$(5,330,348)	$(3,932,768)

7.	Expenses:

a)

Investment Management Agreement – HFMC serves as the Master Portfolio’s investment manager. The Trust, on behalf of the Master Portfolio, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC is responsible for the management of the Master Portfolio and supervises the activities of the Master Portfolio’s sub-adviser. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Master Portfolio. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of the Master Portfolio in accordance with the Master Portfolio’s investment objective and policies. The Master Portfolio pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2018; the rates are accrued daily and paid monthly based on the Master Portfolio’s average daily net assets, at the following annual rates:

Management Fee Rates
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

From November 1, 2017 through February 28, 2018, the Master Portfolio paid the following rates to HFMC for Investment Management services rendered:

Management Fee Rates
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)

Accounting Services Agreement – HFMC provides the Master Portfolio, with accounting services pursuant to a fund accounting agreement by and between Hartford Funds Master Fund, on behalf of the Master Portfolio, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Master Portfolio pays HFMC a flat fee of $50,000 per year plus an accounting services fee calculated at the following annual rate based on its average daily net assets shown below. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Master Portfolio.

Average Daily Net Assets	Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Over $7.0 billion	0.010%

c)

Other Related Party Transactions – Certain officers of the Trust are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2018, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds complex. The portion allocated to the Fund, as represented in other expenses on the Statement of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Hartford Global Impact Master Portfolio	$65

33

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

8.	Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At October 31, 2018, the Master Portfolio had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral
Global Impact Master Portfolio	$1,314,852	$1,352,460	$—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,352,460	$—	$—	$—	$1,352,460

Total Borrowings	$1,352,460	$—	$—	$—	$1,352,460

Gross amount of recognized liabilities for securities lending transactions					$1,352,460

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Commitments and Contingencies

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience and knowledge of management, the Master Portfolio expects the risk of loss to be remote.

10.	Investment Transactions:

For the year ended October 31, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Global Impact Master Portfolio	$35,306,800	$27,302,504	$—	$—	$35,306,800	$27,302,504

11.	Line of Credit:

The Master Portfolio participates in a committed line of credit pursuant to a credit agreement. The Master Portfolio may borrow under the line of credit for temporary or emergency purposes. The Master Portfolio (together with certain other Hartford Funds) may borrow up to $400 million in

34

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

October 31, 2018

the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the year ended October 31, 2018, the Master Portfolio had no borrowings under this facility.

12.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Law and federal securities laws. In addition, the Trust, on behalf of the Master Portfolio, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08[1] (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is available here, and becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Master Portfolio’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Master Portfolio’s early adoption of these provisions was limited to changes in the Master Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

14.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require disclosure in this financial statement.

35

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

Global Impact Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Global Impact Master Portfolio (the “Portfolio”) (the portfolio constituting Hartford Funds Master Fund (the “Trust”)), including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2018 and the period from February 28, 2017 (commencement of operations) through October 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting Hartford Funds Master Fund) at October 31, 2018, the results of its operations for the year then ended, and changes in its net assets and its financial highlights for the year ended October 31, 2018 and the period from February 28, 2017 (commencement of operations) through October 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Hartford investment companies since 2002.

Philadelphia, Pennsylvania

December 28, 2018

36

Global Impact Master Portfolio

Trustees and Officers (Unaudited)

Hartford Funds Master Fund (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The following tables present certain information regarding the Trustees and officers of the Trust as of October 31, 2018. For more information regarding the Trustees and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-888-843-7824.

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
NON-INTERESTED TRUSTEES

HILARY E. ACKERMANN (1956)	Trustee	Since 2016	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Vistra Energy Corporation, formerly known as Dynegy, Inc. (an independent power company) since October 2012 and as a Director of Credit Suisse Holdings (USA), Inc. since January 2017.	83	None

ROBIN C. BEERY (1967)	Trustee	Since 2017	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	83	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

LYNN S. BIRDSONG (1946)	Trustee	Since 2016	Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (since September 2014), Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (since 2016), and Aberdeen Alpha Fund (since December 2017). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.	83	None

CHRISTINE R. DETRICK (1958)	Trustee	Since 2016	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014. Previously, she was a director of Forest City Realty Trust (a real estate company) from November 2014 to March 2018, a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014, and a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	83	None

DUANE E. HILL (1945)	Trustee	Since 2016	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	83	None

37

Global Impact Master Portfolio

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

WILLIAM P. JOHNSTON (1944)	Trustee and Chairman of the Board	Trustee since 2016 and Chairman of the Board since 2016	In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served until June 2013. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. and served until July 2018. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director until August 2010. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.	83	None

PHILLIP O. PETERSON (1944)	Trustee	Since 2016	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. From February 2007 to February 2018, Mr. Peterson served as a member of the Board of Trustees of the William Blair Funds. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	83	None

LEMMA W. SENBET (1946)	Trustee	Since 2016	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance, and previously was the Founding Director, Center for Financial Policy, in the Robert H. Smith School of Business at the University of Maryland. He was chair of the Finance Department Robert H. Smith School of Business at the University of Maryland from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.	83	None

DAVID SUNG (1953)	Trustee	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is an Independent Director of seven investment funds, including two closed-end registered investment companies, sponsored by Ironwood Capital Management. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	83	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

38

Global Impact Master Portfolio

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

OFFICERS AND INTERESTED TRUSTEES

JAMES E. DAVEY(4) (1964)	Trustee, President and Chief Executive Officer	President and Chief Executive Officer since 2016; Trustee since 2016	Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager, and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board, and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”), and Director, Chairman, President, and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Manager, Chairman of the Board, and President of Lattice Strategies LLC (since July 2016). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.	83	None

ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2016	Mr. Decker serves as Chief Compliance Officer and AML Compliance Officer of HASCO (since April 2015) and Vice President of HASCO (since April 2018). Mr. Decker serves as AML Officer of HFD (since May 2015). Mr. Decker also serves as Vice President of HFMG (since April 2018). Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A

AMY N. FURLONG (1979)	Vice President and Treasurer	Since 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016	Mr. Garger serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG (since 2013). Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC (since July 2016). Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A

ALBERT Y. LEE (1979)	Vice President and Assistant Treasurer	Since 2017	Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President of HFMG (since July 2016). Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lee served as Managing Director and Chief Operating Officer, Lattice Strategies LLC (2009-2016); Chief Operating Officer at Avicenna Capital Management (2007-2009); and Chief Financial Officer at Steeple Capital LP (2005-2007).	N/A	N/A

THEODORE J. LUCAS (1966)	Vice President	Since 2017	Mr. Lucas serves as Executive Vice President of HFMG (since July 2016) and as Executive Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lucas served as Managing Partner of Lattice Strategies LLC (2003 to 2016).	N/A	N/A

39

Global Impact Master Portfolio

Trustees and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

JOSEPH G. MELCHER (1973)	Vice President and Chief Compliance Officer	Since 2016	Mr. Melcher serves as President (since April 2018), Chief Executive Officer (since April 2018) and Executive Vice President (since December 2013) of HFD. He also serves as Executive Vice President of HFMG and HASCO (since December 2013). Mr. Melcher also serves as Executive Vice President (since December 2013) and Chief Compliance Officer (since December 2012) of HFMC. Mr. Melcher also serves as Executive Vice President and Chief Compliance Officer of Lattice Strategies, LLC (since July 2016). Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

VERNON J. MEYER (1964)	Vice President	Since 2016	Mr. Meyer serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG (since 2013). Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

ALICE A. PELLEGRINO (1960)	Vice President	Since 2016	Ms. Pellegrino serves as Vice President of HFMG (since December 2013). Ms. Pellegrino also serves as Vice President and Assistant Secretary of Lattice Strategies LLC (since June 2017). Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017	Mr. Phillips currently serves as Vice President (since February 2017) and Assistant Secretary (since June 2017) for HFMG. Mr. Phillips is a Senior Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014–2016. Prior to that, Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

LAURA S. QUADE (1969)	Vice President	Since 2016	Ms. Quade currently serves as Vice President of HASCO and is the Head of Operations of HASCO. Ms. Quade also serves as Vice President of HFD and HFMG (since December 2013). From February 2018 to May 14, 2018, Ms. Quade served as Treasurer of the Trust. Formerly, Ms. Quade served as Director, Enterprise Operations of Hartford Life Insurance Company from April 2012 through December 2013. . Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Quade joined The Hartford in 2001.	N/A	N/A

(1)	The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, PA 19087.
(2)

Each Trustee holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Trustee turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

(3)

The portfolios of the “Fund Complex” are series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund, Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Funds NextShares Trust.

(4)	“Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of, HFMC, HFD or affiliated companies.

40

Global Impact Master Portfolio

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited)

Hartford Funds Master Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 7-8, 2018, the Board of Trustees (the “Board”) of the Hartford Funds Master Fund, including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) an investment management agreement (the “Management Agreement”) for the Global Impact Master Portfolio (the “Master Portfolio”) with Hartford Funds Management Company, LLC (“HFMC”); and (ii) a separate investment sub-advisory agreement (the “Sub-Advisory Agreement” and collectively with the Management Agreement, the “Agreements”) between HFMC and the Master Portfolio’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”).

In the months preceding the August 7-8, 2018 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. The information provided to the Board included information with respect to the Master Portfolio, the Hartford Global Impact Fund, a series of The Hartford Mutual Funds, Inc. (the “Mutual Fund Feeder”), and the Hartford Global Impact NextShares Fund, a series of the Hartford Funds NextShares Trust (collectively, the “Feeder Funds”). In evaluating the Agreements, the Board noted that the Master Portfolio serves as a “master fund” in a “master-feeder” structure, whereby each Feeder Fund has the same investment objective and policies as the Master Portfolio and invests all of its assets in the Master Portfolio. The Board also noted that HFMC serves as investment adviser to the Master Portfolio and each Feeder Fund but receives a management fee only from the Master Portfolio, provided that the Feeder Funds continue to be solely invested in the Master Portfolio. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to the Master Portfolio, which included information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the Agreements that was presented at the Board’s meetings held on June 19-20, 2018 and August 7-8, 2018. Information provided to the Board at its meetings throughout the year included, among other things, reports on fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to the Master Portfolio by the Advisers and their affiliates. The Board also considered the materials and in-person presentations by officers of the Hartford Funds Master Fund and representatives of HFMC received at the Board’s meetings on June 19-20, 2018 and August 7-8, 2018 concerning the Agreements.

The Independent Trustees, advised by independent legal counsel, engaged Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and an independent financial services consultant (the “Consultant”) to assist them with evaluating the Agreements with respect to the Master Portfolio. In addition, the Consultant reviewed the profitability methodologies utilized by HFMC in connection with the continuation of the Management Agreement.

In determining whether to continue the Agreements for the Master Portfolio, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Master Portfolio. The Independent Trustees were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services provided to the Master Portfolio by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Master Portfolio, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Master Portfolio. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford Funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Master Portfolio and other Hartford Funds.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures, compliance history, and a report from the Master Portfolio’s Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance issues raised by regulators. The Board also noted the Advisers’ support of the Master Portfolio’s compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Master Portfolio’s obligations pursuant to Rule 38a-1 under the 1940 Act, as well as the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Master Portfolio, including oversight of fund operations and service providers, and the provision of administrative and investment advisory services in connection with

41

Global Impact Master Portfolio

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited) – (continued)

selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC and not delegated to or assumed by the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of the Master Portfolio’s portfolio management team, and oversight of the Hartford Funds’ portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or investment strategies of the Hartford Funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Master Portfolio and the service providers to the Master Portfolio. The Board also considered HFMC’s day-to-day oversight of the Master Portfolio’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Master Portfolio’s investments and those of other funds or accounts managed by the Master Portfolio’s portfolio management personnel.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford Funds in recent years. The Board considered that HFMC is responsible for providing the Master Portfolio’s officers.

With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Master Portfolio, subject to oversight by HFMC, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophy and process, its investment research capabilities and resources. The Board considered the experience of the Master Portfolio’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-Adviser’s method for compensating the portfolio manager(s).

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Master Portfolio by HFMC and the Sub-adviser.

Performance of the Master Portfolio and the Advisers

The Board considered the investment performance of the Master Portfolio and noted that the performance of the Feeder Funds is based on the performance of the Master Portfolio. In this regard, the Board reviewed the performance of the Mutual Fund Feeder over different time periods presented in the materials and evaluated HFMC’s analysis of the Mutual Fund Feeder’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Mutual Fund Feeder’s performance, as well as information from Broadridge comparing the investment performance of the Mutual Fund Feeder to an appropriate universe of peer funds. For details regarding the Mutual Fund Feeder’s performance, see Performance and Expense Factors below.

The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on the Mutual Fund Feeder’s gross returns and net returns, the Mutual Fund Feeder’s investment performance relative to an appropriate benchmark and peer group (if available), various statistics concerning the Master Portfolio’s portfolio, and a narrative summary of various factors affecting Mutual Fund Feeder’s performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Mutual Fund Feeder at periodic meetings throughout the year and specifically with respect to the approval of the Agreement. The Board also considered the analysis provided by the Consultant relating to the Mutual Fund Feeder’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Master Portfolio.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Master Portfolio and HFMC’s profitability, both overall and for the Master Portfolio, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Master Portfolio and all aspects of their relationship with the Master Portfolio, including information regarding profitability trends over time. In connection with these considerations, the Board took account of the fact that the Feeder Funds do not directly pay a management fee with respect to any period in which the only investment security held by the Feeder Funds is that of the Master Portfolio, and that, as a result, as long as the Feeder Funds continue to invest solely in the Master Portfolio under a master-feeder structure, investors in the Feeder Funds would incur a single fee for management services provided by HFMC to the Feeder Funds and the Master Portfolio. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees would be paid by HFMC and not the Master Portfolio. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

The Board considered the Consultant’s review of the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted the

42

Global Impact Master Portfolio

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited) – (continued)

Consultant’s view that HFMC’s process for calculating and reporting fund profitability is reasonable and consistent with the process previously reviewed by the Consultant. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and consistent with common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Master Portfolio would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered the comparative information that had been provided at meetings on June 19-20, 2018 and August 7-8, 2018 with respect to the services rendered to and the management fees to be paid by the Master Portfolio to HFMC. As to the costs of the services to be provided by HFMC, the Board considered a comparison of the Mutual Fund Feeder’s advisory fee and overall expenses relative to a peer group of funds (the “Peer Group”) derived from information provided by Broadridge in conjunction with input from the Consultant, noting that the number of peer funds directly comparable to the Master Portfolio was limited. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences by and among the Master Portfolio, the Mutual Fund Feeder and the Peer Group. Given that the Peer Group consisted of funds directly investing in individual securities (consistent with the approach taken by the Master Portfolio), the Board considered it appropriate to use the Peer Group as a point of comparison for the Master Portfolio. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to the Master Portfolio. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Master Portfolio.

The Board noted that HFMC had no other clients with investment strategies similar to those of the Master Portfolio. The Board received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Master Portfolio, including institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered any differences between the Sub-adviser’s services to the Master Portfolio and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.

Based on these considerations, the Board concluded that the Master Portfolio’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Master Portfolio grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Master Portfolio. The Board considered that, because of the master-feeder structure, the extent to which economies of scale may be realized is dependent on the growth of the Feeder Funds’ assets. The Board reviewed the breakpoints in the management fee schedule for the Master Portfolio, which reduce fee rates as the Master Portfolio’s assets grow over time. The Board recognized that if the Master Portfolio has assets beyond the highest breakpoint level, it will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. In addition, the Board considered that initially setting competitive fee rates and pricing the Master Portfolio to scale at inception are other means of sharing potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses, which has resulted in benefits being realized by shareholders as assets within the Hartford Funds have grown over time, including through lower operating expenses.

The Board reviewed and evaluated materials from Broadridge and the Consultant showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Broadridge, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Master Portfolio’s shareholders based on currently available information. The Board noted, however, that it would continue to monitor future growth in the Master Portfolio’s assets and the appropriateness of additional breakpoints or other methods to share benefits from economies of scale.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Master Portfolio.

The Board noted that HFMC receives fees for fund accounting and related services from the Master Portfolio, and the Board considered information on profits to HFMC for such services. The Board also noted that HFMC had delegated certain fund accounting services to an external service provider.

43

Global Impact Master Portfolio

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited) – (continued)

The Board considered the benefits, if any, to the Sub-adviser from any use of the Master Portfolio’s brokerage commissions to obtain soft dollar research.

Performance and Expense Factors

For purposes of the discussion below, the Mutual Fund Feeder’s performance is referred to as “in line with” the Mutual Fund Feeder’s benchmark where its gross performance was 0.5% above or below the benchmark return.

•

The Board noted that the Mutual Fund Feeder’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board also noted that the Mutual Fund Feeder’s performance was above its benchmark for the 1-year period. The Board noted that certain changes had recently been made to the Master Portfolio’s principal investment strategy.

•

The Board noted that the Mutual Fund Feeder’s contractual management fee, its actual management fee and its total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Master Portfolio and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

44

Additional Information regarding the Hartford Global Impact NextShares Fund and Global Impact Master Portfolio

HOW TO OBTAIN A COPY OF THE FUND’S AND MASTER PORTFOLIO’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund and the Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund and the Master Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund and the Master Portfolio file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Master Portfolio’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

45

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

About NextShares, an exchange-traded managed fund: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs. Trading prices are linked to the NextShares next-computed NAV and will vary by a market-determined premium or discount, which may be zero; may be above, at, or below NAV; and may vary significantly from anticipated levels. Purchase and sale prices will not be known until the NextShares NAV is determined at the end of the trading day. NextShares do not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of a fund’s value. Limit orders can be used to control differences in trade prices versus NAV (cost of trade execution), but cannot be used to control or limit execution price. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

Hartford Funds NextShares are a new type of fund. NextShares funds have a limited operating history and may not be available at all broker/dealers. There is no guarantee that an active trading market for NextShares funds will develop or be maintained, or that their listings will continue or remain unchanged.

NextSharesTM is a trademark of NextShares Solutions LLC. All rights reserved. Used with permission.

This report is submitted for the general information of the shareholders of the Hartford Global Impact NextShares Fund (the “Fund”). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Advisory services are provided by Hartford Funds Management Company, LLC (HFMC). Certain funds are sub-advised by Wellington Management Company LLP. Hartford Funds exchange-traded managed funds are distributed by ALPS Distributors, Inc. (ALPS). Hartford Funds refers to Hartford Funds Distributors, LLC (Member FINRA), HFMC, and Lattice Strategies, LLC, which are not affiliated with ALPS or any sub-adviser.

NXSAR-GI18    12/18    208766    HFN000131    Printed in U.S.A.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant (the “Board”) has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$26,000 for the period February 28, 2017 (commencement of operations) through October 31, 2017; $23,500 for the fiscal year ended October 31, 2018.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the period February 28, 2017 (commencement of operations) through October 31, 2017; $0 for the fiscal year ended October 31, 2018.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$0 for the period February 28, 2017 (commencement of operations) through October 31, 2017; $7,585 for the fiscal year ended October 31, 2018. Tax-related services are principally in connection with, but not limited to, general tax services, excise tax and Passive Foreign Investment Company (PFIC) analysis.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$0 for the period February 28, 2017 (commencement of operations) through October 31, 2017; $0 for the fiscal year ended October 31, 2018.

(e)

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following are some main provisions from the Policy.

1.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

2.

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

3.	The Audit Committee shall pre-approve certain non-audit services to the Fund and its Service Affiliates pursuant to procedures set forth in the Policy.

4.

The Audit Committee, from time to time, may designate one or more of its members who are Independent Trustees (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

5.

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)

(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

Non-Audit Fees: $0 for the period February 28, 2017 (commencement of operations) through October 31, 2017; $7,585 for the fiscal year ended October 31, 2018.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS MASTER FUND

Date: January 8, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 8, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: January 8, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)